                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act File Number: 811-04015
                                                     ---------

                         Eaton Vance Mutual Funds Trust
                         ------------------------------
               (Exact Name of registrant as Specified in Charter)

    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
    -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
                                 --------------
    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
    -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                        (registrant's Telephone Number)

                                  OCTOBER 31
                                  -----------
                            Date of Fiscal Year End

                                 APRIL 20, 2004
                                 --------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

      [logo]
  EATON VANCE(R)
-------------------
Managed Investments

[Graphic Omitted]

SEMIANNUAL REPORT APRIL 30, 2004

                                  EATON VANCE
                                 FLOATING-RATE
                                  HIGH INCOME
                                      FUND
[Graphic Omitted]

                               EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

o Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

o None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

o Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

  For more information about Eaton Vance's privacy policies, call:
  1-800-262-1122.


                           --------------------------

                                IMPORTANT NOTICE
                             REGARDING DELIVERY OF
                             SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


-------------------------------------------------------------------------------
From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.
-------------------------------------------------------------------------------

Eaton Vance Floating-Rate High Income Fund as of April 30, 2004

INVESTMENT UPDATE

Investment Environment
-------------------------------------------------------------------------------

o A stronger economy contributed to an improving credit environment and better loan market fundamentals in the six-months ended April 30, 2004. That trend was reflected in a declining default rate. Loan market performance in 2004 has been less influenced by price movement and more so by interest payments, as the upward movement in loan prices has stabilized.

o The high-yield market posted solid gains in the six months ended April 30. Rising corporate profits and cash flows allowed many companies to pare debt. Record high-yield issuance met strong demand, as investors displayed an increased tolerance for risk.

The Fund
-------------------------------------------------------------------------------

PERFORMANCE FOR THE PAST SIX MONTHS

o The Fund's Class A shares distributed $0.184 in income dividends during the six months ended April 30, 2004. Based on the Fund's most recent distribution and a $10.30 net asset value on April 30, 2004, the Fund had a distribution rate of 3.55%.(1) The Class A SEC 30-day yield at April 30 was 3.52%.(2)

o The Fund's Class B shares distributed $0.137 in income dividends during the six months ended April 30, 2004. Based on the Fund's most recent distribution and a $9.69 net asset value on April 30, 2004, the Fund had a distribution rate of 2.80%.(1) The Class B SEC 30-day yield at April 30 was 2.76%.(2)

o The Fund's Class C shares distributed $0.137 in income dividends during the six months ended April 30, 2004. Based on the Fund's most recent distribution and a $9.68 net asset value on April 30, 2004, the Fund had a distribution rate of 2.80%.(1) The Class C SEC 30-day yield at April 30 was 2.77%.(2)

o The Fund's Institutional Class shares distributed $0.185 in income dividends during the six months ended April 30, 2004. Based on the Fund's most recent distribution and a $9.69 net asset value on April 30, 2004, the Fund had a distribution rate of 3.80%.(1) The Institutional Class SEC 30-day yield at April 30 was 3.74%.(2)

o The Fund's Advisers Class shares distributed $0.175 in income dividends during the six months ended April 30, 2004. Based on a $9.69 net asset value on April 30, 2004, the Fund had a distribution rate of 3.55%.(1) The Advisers Class SEC 30-day yield at April 30 was 3.52%.(2)

THE PORTFOLIO'S INVESTMENTS

o Floating Rate Portfolio's (the Portfolio) investments included 359 borrowers and 51 industries at April 30, 2004. The Portfolio's average loan size was just 0.23% of net assets, and no industry was more than 5.0% of the Portfolio. Food and beverages, real estate, publishing and printing, health care providers and chemicals were the Portfolio's largest weightings.

o The Portfolio included investments in companies we believe can benefit from an economic recovery. Real estate was the largest weighting, with holdings including companies that manage retail, apartment and commercial office properties. In the publishing and printing sector, investments included newspapers with stable, locally-based advertising revenues.

o In non-economically sensitive areas, food and beverage, cable television and health care were prominent sectors. The Portfolio's largest holding was a leading cable operator that has achieved impressive revenue growth due to the warm reception from subscribers of its high-speed data and digital video services.

o With 12.5% of its net assets invested in High Income Portfolio at April 30, 2004, the Fund's returns were helped by the continued recovery of the high-yield bond market. The stronger economy resulted in significant revenue growth for many companies in High Income Portfolio. Following the restructurings and cost cuts that strengthened balance sheets in recent years, the brighter revenue outlook helped fuel a continued rally in the high-yield bond market.

-------------------------------------------------------------------------------
The views expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time, based upon market or other conditions, and Eaton Vance disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for an Eaton Vance fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.
-------------------------------------------------------------------------------

Fund Information
as of April 30, 2004


Performance(3)                                           Institutional  Advisers
                             Class A   Class B   Class C     Class       Class
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One year                       N/A      6.49%     6.38%      7.57%      7.29%
Life of Fund+                 6.94      3.98      3.95       4.88       4.66

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One year                       N/A      1.49%     5.38%      7.57%      7.29%
Life of Fund+                 4.53      3.25      3.95       4.88       4.66
-------------------------------------------------------------------------------

+ Inception Dates - Class A: 5/7/03; Class B: 9/5/00; Class C: 9/5/00;
  Institutional Class: 9/15/00; Advisers Class: 9/7/00 (Class A returns are cumulative returns.)

(1) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value.

(2) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Class B SEC average annual total returns reflect applicable CDSC as follows: 1st and 2nd year - 5%; 3rd year - 4%; 4th year - 3%; 5th year - 2%; 6th year - 1%. Advisers Class and Institutional shares generally have no sales charge. One-year SEC return for Class C reflects a 1% CDSC. Class A, Advisers Class and Institutional Class shares redeemed within 3 months of purchase, including exchanges, are subject to a 1% redemption fee, which is not reflected in this return.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

-------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. Yield will vary.
-------------------------------------------------------------------------------

Eaton Vance Floating-Rate High Income Fund as of April 30, 2004

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2004

Assets
-------------------------------------------------------------------------------
Investment in Floating Rate Portfolio, at value
  (identified cost, $833,926,003)                                $  837,119,204
Investment in High Income Portfolio, at value
  (identified cost, $150,370,623)                                   154,105,210
Receivable for Fund shares sold                                      16,228,007
-------------------------------------------------------------------------------
Total assets                                                     $1,007,452,421
-------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------
Payable for Fund shares redeemed                                 $    3,498,855
Dividends payable                                                       660,336
Payable to affiliate for distribution and service fees                  155,694
Payable to affiliate for Trustees' fees                                   1,740
Accrued expenses                                                        267,111
-------------------------------------------------------------------------------
Total liabilities                                                $    4,583,736
-------------------------------------------------------------------------------

Net Assets                                                       $1,002,868,685
-------------------------------------------------------------------------------
Sources of Net Assets
-------------------------------------------------------------------------------
Paid-in capital                                                  $1,022,351,073
Accumulated net realized loss from Portfolio (computed on
  the basis of identified cost)                                     (26,054,745)
Accumulated distributions in excess of net investment income           (355,431)
Net unrealized appreciation from Portfolios (computed
  on the basis of identified cost)                                    6,927,788
-------------------------------------------------------------------------------
Total                                                            $1,002,868,685
-------------------------------------------------------------------------------

Advisers Shares
-------------------------------------------------------------------------------
Net Assets                                                       $  201,140,934
Shares Outstanding                                                   20,758,369
Net Asset Value, Offering Price and Redemption Price Per Share
  (net assets / shares of beneficial interest outstanding)       $         9.69
-------------------------------------------------------------------------------

Class A Shares
-------------------------------------------------------------------------------
Net Assets                                                       $  212,291,964
Shares Outstanding                                                   20,607,481
Net Asset Value and Redemption Price Per Share
  (net assets / shares of beneficial interest outstanding)       $        10.30
Maximum Offering Price Per Share
  (100 / 97.75 of $10.30)                                        $        10.54
-------------------------------------------------------------------------------

Class B Shares
-------------------------------------------------------------------------------
Net Assets                                                       $  175,318,478
Shares Outstanding                                                   18,100,376
Net Asset Value, Offering Price and Redemption Price Per Share
  (net assets / shares of beneficial interest outstanding)       $         9.69
-------------------------------------------------------------------------------

Class C Shares
-------------------------------------------------------------------------------
Net Assets                                                       $  408,065,748
Shares Outstanding                                                   42,138,644
Net Asset Value, Offering Price and Redemption Price Per Share
  (net assets / shares of beneficial interest outstanding)       $         9.68
-------------------------------------------------------------------------------

Institutional Shares
-------------------------------------------------------------------------------
Net Assets                                                       $    6,051,561
Shares Outstanding                                                      624,245
Net Asset Value, Offering Price and Redemption Price Per Share
  (net assets / shares of beneficial interest outstanding)       $         9.69
-------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced.

                       See notes to financial statements

Eaton Vance Floating-Rate High Income Fund as of April 30, 2004

FINANCIAL STATEMENTS CONT'D

Statement of Operations

For the Six Months Ended April 30, 2004

Investment Income
-------------------------------------------------------------------------------
Interest allocated from Portfolios                                  $17,544,794
Dividends allocated from Portfolio                                      128,304
Miscellaneous income allocated from Portfolio                            51,796
Expenses allocated from Portfolios                                   (2,222,798)
-------------------------------------------------------------------------------
Net investment income from Portfolios                               $15,502,096
-------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------
Administration fee                                                  $   578,153
Trustees' fees and expenses                                               3,150
Distribution and service fees
  Advisers                                                              160,919
  Class A                                                               152,949
  Class B                                                               837,477
  Class C                                                             1,737,625
Transfer and dividend disbursing agent fees                             291,516
Registration fees                                                       103,316
Printing and postage                                                     60,910
Custodian fee                                                            15,527
Legal and accounting services                                             8,013
Miscellaneous                                                            12,261
-------------------------------------------------------------------------------
Total expenses                                                      $ 3,961,816
-------------------------------------------------------------------------------
Net investment income                                               $11,540,280
-------------------------------------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolios
-------------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions (identified cost basis)                   $   201,285
  Swap contracts                                                         22,926
  Foreign currency and forward foreign currency exchange contract
    transactions                                                         48,357
-------------------------------------------------------------------------------
Net realized gain                                                   $   272,568
-------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments (identified cost basis)                               $ 5,639,744
  Swap contracts                                                        (82,347)
  Foreign currency and forward foreign currency exchange contracts      (20,482)
-------------------------------------------------------------------------------
Net change in unrealized appreciation                               $ 5,536,915
-------------------------------------------------------------------------------
Net realized and unrealized gain                                    $ 5,809,483
-------------------------------------------------------------------------------
Net increase in net assets from operations                          $17,349,763
-------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Floating-Rate High Income Fund as of April 30, 2004

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

                                                          Six Months Ended
Increase (Decrease)                                       April 30, 2004       Year Ended
in Net Assets                                             (Unaudited)          October 31, 2003
-----------------------------------------------------------------------------------------------
From operations --
  Net investment income                                     $  11,540,280      $  17,998,104
  Net realized gain (loss)                                        272,568         (2,906,744)
  Net change in unrealized appreciation                         5,536,915         25,492,422
-----------------------------------------------------------------------------------------------
Net increase in net assets from operations                  $  17,349,763      $  40,583,782
-----------------------------------------------------------------------------------------------

Distributions to shareholders --
  From net investment income
    Advisers                                                $  (2,282,946)     $  (1,613,334)
    Class A                                                    (2,117,744)          (260,044)
    Class B                                                    (2,379,359)        (5,931,547)
    Class C                                                    (4,906,065)       (10,408,540)
    Institutional                                                 (90,708)           (88,236)
-----------------------------------------------------------------------------------------------
Total distributions to shareholders                        $  (11,776,822)    $  (18,301,701)
-----------------------------------------------------------------------------------------------

Transactions in shares of beneficial interest --
  Proceeds from sale of shares
    Advisers                                               $  158,147,580      $  49,720,453
    Class A                                                   201,210,484         45,561,870
    Class B                                                    28,583,476         31,057,404
    Class C                                                   146,873,353         94,691,495
    Institutional                                               3,185,993          1,828,633
  Net asset value of shares issued to shareholders in
    payment of distributions declared

    Advisers                                                    1,896,969          1,272,619
    Class A                                                     1,532,894            191,323
    Class B                                                     1,418,637          3,296,400
    Class C                                                     3,318,992          7,121,303
    Institutional                                                  71,302             57,080

  Cost of shares redeemed
    Advisers                                                  (27,945,900)       (15,415,920)
    Class A                                                   (30,248,230)        (6,922,602)
    Class B                                                   (17,538,520)       (46,029,341)
    Class C                                                   (48,125,198)       (90,454,127)
    Institutional                                                (591,184)          (301,549)
  Redemption fees                                                  11,934              1,007
-----------------------------------------------------------------------------------------------
Net increase in net assets from Fund share
  transactions                                             $  421,802,582      $  75,676,048
-----------------------------------------------------------------------------------------------
Net increase in net assets                                 $  427,375,523      $  97,958,129
-----------------------------------------------------------------------------------------------
Net Assets
-----------------------------------------------------------------------------------------------
At beginning of period                                     $  575,493,162     $  477,535,033
-----------------------------------------------------------------------------------------------
At end of period                                           $1,002,868,685       $575,493,162
-----------------------------------------------------------------------------------------------

Accumulated distributions in excess of net investment income included in net assets
-----------------------------------------------------------------------------------------------
At end of period                                              $  (355,431)       $  (118,889)
-----------------------------------------------------------------------------------------------

Certain prior year amounts have been reclassed to conform to the current year presentation.

                                See notes to financial statements

Eaton Vance Floating-Rate High Income Fund as of April 30, 2004

FINANCIAL STATEMENTS CONT'D


Financial Highlights
                                                                                 Advisers
                                        -------------------------------------------------------------------------------------
                                        Six Months Ended                              Year Ended October 31,
                                        April 30, 2004          -------------------------------------------------------------
                                        (Unaudited)(1)          2003(1)           2002(1)(2)       2001            2000(1)(3)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period     $  9.610               $  9.140          $  9.550        $  9.930         $10.000
-----------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                      $  0.167               $  0.407          $  0.472        $  0.725        $  0.115
Net realized and unrealized gain
  (loss)                                      0.088                  0.486            (0.408)         (0.383)         (0.070)
-----------------------------------------------------------------------------------------------------------------------------
Total income from operations               $  0.255               $  0.893          $  0.064        $  0.342        $  0.045
-----------------------------------------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                $  (0.175)             $  (0.423)        $  (0.474)      $  (0.722)      $  (0.115)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                       $  (0.175)             $  (0.423)        $  (0.474)      $  (0.722)      $  (0.115)
-----------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of period           $  9.690               $  9.610          $  9.140        $  9.550        $  9.930
-----------------------------------------------------------------------------------------------------------------------------

Total Return(4)                                2.65%                  9.98%             0.62%           3.49%           0.44%
-----------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's
  omitted)                                 $201,141                $68,258           $30,960         $33,773        $  7,074
Ratios (As a percentage of average daily net assets):
  Net expenses(5)                              1.10%(6)               1.12%             1.15%           1.03%           0.08%(6)
  Net investment income                        3.47%(6)               4.32%             4.98%           6.94%           7.31%(6)
Portfolio Turnover of the Floating
  Rate Portfolio                                 36%                    64%               76%             52%              3%
Portfolio Turnover of the High Income
  Portfolio                                      38%                   118%               88%             83%             41%
-----------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee/administration fee, a reduction in the distribution and service fees, and an allocation of expenses to the Investment
  Adviser/Administrator. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
  Expenses(5)                                                                                           1.16%           1.68%(6)
  Net investment income                                                                                 6.81%           5.71%(6)
Net investment income per share                                                                     $  0.711        $  0.090
-----------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the High Income Portfolio, has adopted the provisions of the revised AICPA Audit and
    Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.003, decrease net realized and unrealized losses per share by $0.003, and decrease the ratio of net investment income to average net assets from 5.01% to 4.98%. Per share data and ratios for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(3) For the period from the start of business, September 7, 2000, to October 31, 2000.
(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(5) Includes the Fund's share of the Portfolios' allocated expenses.
(6) Annualized.

                                              See notes to financial statements

Eaton Vance Floating-Rate High Income Fund as of April 30, 2004

FINANCIAL STATEMENTS CONT'D

Financial Highlights
                                                                                        Class A
                                                                  ------------------------------------------------
                                                                  Six Months Ended
                                                                  April 30, 2004            Year Ended
                                                                  (Unaudited)(1)            October 31, 2003(1)(2)
------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                               $  10.220                $  10.000
------------------------------------------------------------------------------------------------------------------

Income from operations
------------------------------------------------------------------------------------------------------------------
Net investment income                                                 $  0.172                 $  0.179
Net realized and unrealized gain                                         0.092                    0.241
------------------------------------------------------------------------------------------------------------------
Total income from operations                                          $  0.264                 $  0.420
------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------
From net investment income                                           $  (0.184)               $  (0.200)
------------------------------------------------------------------------------------------------------------------
Total distributions                                                  $  (0.184)               $  (0.200)
------------------------------------------------------------------------------------------------------------------

Net asset value -- End of period                                     $  10.300                $  10.220
------------------------------------------------------------------------------------------------------------------

Total Return(3)                                                           2.59%                    4.23%
------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                             $212,292                  $39,128
Ratios (As a percentage of average daily net assets):
  Net expenses(4)                                                         1.10%(5)                 1.12%(5)
  Net investment income                                                   3.37%(5)                 3.68%(5)
Portfolio Turnover of the Floating Rate Portfolio                           36%                      64%
Portfolio Turnover of the High Income Portfolio                             38%                     118%
------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) For the period from the start of business, May 7, 2003, to October 31, 2003.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of the Portfolios' allocated expenses.
(5) Annualized.

Eaton Vance Floating-Rate High Income Fund as of April 30, 2004

FINANCIAL STATEMENTS CONT'D

Financial Highlights
                                                                                Class B
                                    ----------------------------------------------------------------------------------------
                                    Six Months Ended                                Year Ended October 31,
                                    April 30, 2004          ----------------------------------------------------------------
                                    (Unaudited)(1)          2003(1)            2002(1)(2)        2001             2000(1)(3)
----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of
  period                               $  9.600                $  9.140           $  9.550         $  9.930        $  10.000
----------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------------------
Net investment income                  $  0.134                $  0.348           $  0.400         $  0.664         $  0.125
Net realized and unrealized gain
  (loss)                                  0.093                   0.465             (0.407)          (0.382)          (0.070)
----------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations    $  0.227                $  0.813          $  (0.007)        $  0.282         $  0.055
----------------------------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------------------------
From net investment income            $  (0.137)              $  (0.353)         $  (0.403)       $  (0.662)       $  (0.125)
----------------------------------------------------------------------------------------------------------------------------
Total distributions                   $  (0.137)              $  (0.353)         $  (0.403)       $  (0.662)       $  (0.125)
----------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of period       $  9.690                $  9.600           $  9.140         $  9.550         $  9.930
----------------------------------------------------------------------------------------------------------------------------

Total Return(4)                            2.37%                   9.05%             (0.13)%           2.86%            0.55%
----------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
----------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (000's
  omitted)                             $175,318                $161,457           $165,834         $202,557          $20,008

Ratios (As a percentage of average daily net assets):
  Net expenses(5)                          1.85%(6)                1.87%              1.90%            1.71%            0.12%(6)
  Net investment income                    2.79%(6)                3.71%              4.22%            6.18%            7.29%(6)
Portfolio Turnover of the Floating
  Rate Portfolio                             36%                     64%                76%              52%               3%
Portfolio Turnover of the High
  Income Portfolio                           38%                    118%                88%              83%              41%
----------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee/administration fee, a reduction in the distribution and service fees, and an allocation of expenses to the Investment
  Adviser/Administrator. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):

  Expenses(5)                                                                                          1.92%            2.41%(6)

  Net investment income                                                                                5.97%            4.99%(6)

Net investment income per share                                                                    $  0.641         $  0.086
----------------------------------------------------------------------------------------------------------------------------
(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the High Income Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.003, decrease net realized and unrealized losses per share by $0.003, and decrease the ratio of net investment income to average net assets from 4.25% to 4.22%. Per share data and ratios for the periods prior to
    November 1, 2001 have not been restated to reflect this change in presentation.
(3) For the period from the start of business, September 5, 2000, to October 31, 2000.
(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(5) Includes the Fund's share of the Portfolios' allocated expenses.
(6) Annualized.

                                             See notes to financial statements

Eaton Vance Floating-Rate High Income Fund as of April 30, 2004

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                                                Class C
                                     ---------------------------------------------------------------------------------------
                                     Six Months Ended                                Year Ended October 31,
                                     April 30, 2004          ---------------------------------------------------------------
                                     (Unaudited)(1)          2003(1)            2002(1)(2)        2001             2000(1)(3)
----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of
  period                                $  9.600                $  9.140           $  9.540         $  9.930       $  10.000
----------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------------------
Net investment income                   $  0.133                $  0.346           $  0.401         $  0.665        $  0.126
Net realized and unrealized gain
  (loss)                                   0.084                   0.467             (0.398)          (0.393)         (0.069)
----------------------------------------------------------------------------------------------------------------------------
Total income from operations            $  0.217                $  0.813           $  0.003         $  0.272        $  0.057
----------------------------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------------------------
From net investment income             $  (0.137)              $  (0.353)         $  (0.403)       $  (0.662)      $  (0.127)
----------------------------------------------------------------------------------------------------------------------------
Total distributions                    $  (0.137)              $  (0.353)         $  (0.403)       $  (0.662)      $  (0.127)
----------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of period        $  9.680                $  9.600           $  9.140         $  9.540        $  9.930
----------------------------------------------------------------------------------------------------------------------------

Total return(4)                             2.26%                   9.06%             (0.03)%           2.75%           0.57%
----------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's
  omitted)                              $408,066                $303,297           $279,061         $376,884         $84,092
Ratios (As a percentage of average
  daily net assets):
  Net expenses(5)                           1.85%(6)                1.87%              1.91%            1.66%           0.10%(6)
  Net investment income                     2.77%(6)                3.69%              4.23%            6.35%           8.16%(6)
Portfolio Turnover of the Floating
  Rate Portfolio                              36%                     64%                76%              52%              3%
Portfolio Turnover of the High
  Income Portfolio                            38%                    118%                88%              83%             41%
----------------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee/administration fee, and an allocation of expenses to the Investment Adviser/Administrator. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
  Expenses(5)                                                                                           1.89%           2.41%(6)
  Net investment income                                                                                 6.12%           5.85%(6)
Net investment income per share                                                                     $  0.641        $  0.090
----------------------------------------------------------------------------------------------------------------------------
(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the High Income Portfolio, has adopted the provisions of the revised AICPA and
    Audit Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.003, decrease net realized and unrealized losses per share by $0.003, and decrease the ratio of net investment income to average net assets from 4.26% to 4.23%. Per share data and ratios for the periods prior to
    November 1, 2001 have not been restated to reflect this change in presentation.
(3) For the period from the start of business, September 5, 2000, to October 31, 2000.
(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(5) Includes the Fund's share of the Portfolios' allocated expenses.
(6) Annualized.

                                             See notes to financial statements

Eaton Vance Floating-Rate High Income Fund as of April 30, 2004

FINANCIAL STATEMENTS CONT'D

Financial Highlights
                                                                               Institutional
                                         ------------------------------------------------------------------------------------
                                                                                      Year Ended October 31,
                                         Six Months Ended
                                         April 30, 2004         -------------------------------------------------------------
                                         (Unaudited)(1)         2003(1)           2002(1)(2)       2001            2000(1)(3)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period     $  9.610               $  9.150          $  9.550        $  9.940       $  10.000
-----------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                      $  0.180               $  0.432          $  0.500        $  0.750        $  0.097
Net realized and unrealized gain (loss)       0.085                  0.476            (0.402)         (0.398)         (0.061)
-----------------------------------------------------------------------------------------------------------------------------
Total income from operations               $  0.265               $  0.908          $  0.098        $  0.352        $  0.036
-----------------------------------------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                $  (0.185)             $  (0.448)        $  (0.498)      $  (0.742)      $  (0.096)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                       $  (0.185)             $  (0.448)        $  (0.498)      $  (0.742)      $  (0.096)
-----------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of period           $  9.690               $  9.610          $  9.150        $  9.550        $  9.940
-----------------------------------------------------------------------------------------------------------------------------

Total return(4)                                2.78%                 10.14%             0.98%           3.58%           0.36%
-----------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)  $  6,052               $  3,355          $  1,681        $  7,440         $45,852
Ratios (As a percentage of average daily net assets):
  Net expenses(5)                              0.85%(6)               0.87%             0.94%           0.58%           0.08%(6)
  Net investment income                        3.75%(6)               4.59%             5.24%           7.95%           8.87%(6)
Portfolio Turnover of the Floating Rate
  Portfolio                                      36%                    64%               76%             52%              3%
Portfolio Turnover of the High Income
  Portfolio                                      38%                   118%               88%             83%             41%
-----------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee/administration fee, and an allocation of expenses to the Investment Adviser/Administrator. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
  Expenses(5)                                                                                           0.71%           1.45%(6)
  Net investment income                                                                                 7.82%           7.50%(6)
Net investment income per share                                                                     $  0.738        $  0.082
--------------------------------------------------------------------------------------------
(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the High Income Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.003, decrease net realized and unrealized losses per share by $0.003, and decrease the ratio of net investment income to average net assets from 5.27% to 5.24%. Per share data and ratios for the periods prior to
    November 1, 2001 have not been restated to reflect this change in presentation.
(3) For the period from the start of business, September 15, 2000, to October 31, 2000.
(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(5) Includes the Fund's share of the Portfolios' allocated expenses.
(6) Annualized.

                                             See notes to financial statements

Eaton Vance Floating-Rate High Income Fund as of April 30, 2004

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1 Significant Accounting Policies
-------------------------------------------------------------------------------
  Eaton Vance Floating-Rate High Income Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers five classes of shares. The Advisers and Institutional Classes of shares are generally sold at net asset value per share and assess a redemption fee of 1% for shares redeemed or exchanged within three months of purchase. Class A shares are generally sold subject to a sales charge imposed at time of purchase and assess a redemption fee of 1% for shares redeemed or exchanged within three months of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class
  B shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in two Portfolios, Floating Rate Portfolio and High Income Portfolio (the Portfolios), New York trusts having the same investment objectives as the Fund. The value of the Fund's investment in the Portfolios reflects the Fund's proportionate interest in the net assets of the Floating Rate Portfolio and the High Income Portfolio (23.1% and 12.5% at April 30, 2004, respectively). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of the Floating Rate Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. See Note 8 for further information on the results of operations of High Income Portfolio. A copy of the financial statements of High Income Portfolio is available upon request from Eaton Vance Distributors, Inc (EVD) by calling 1-800-225-6265.

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

  A Investment Valuation -- Valuation of securities by the Floating Rate Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report. High Income Portfolio's valuation policies are as follows: fixed income investments (other than short-term obligations), including listed investments and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Other investments listed on securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market system are valued at the NASDAQ official closing price. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which there are no quotations or valuations are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

  B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolios, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America

  C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for Federal income or excise tax is necessary. At October 31, 2003, the Fund, for federal income tax purposes, had a capital loss carryover of $26,717,866 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2008 ($9,059), on October 31, 2009 ($7,397,085), on
  October 31, 2010 ($16,168,986) and on October 31, 2011 ($3,142,736).

  D Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

  E Expenses -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the fund.

  F Indemnifications -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

  G Interim Financial Statements -- The interim financial statements relating to April 30, 2004 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
--------------------------------------------------------------------------------
  The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
--------------------------------------------------------------------------------
  The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                     Six Months Ended
                                                     April 30, 2004        Year Ended
  Advisers                                           (Unaudited)           October 31, 2003
  -----------------------------------------------------------------------------------------------
  Sales                                                       16,342,676                5,239,099
  Issued to shareholders electing to receive
    payments of distributions in Fund shares                     195,920                  135,040
  Redemptions                                                 (2,885,049)              (1,655,310)
  -----------------------------------------------------------------------------------------------
  Net increase                                                13,653,547                3,718,829
  -----------------------------------------------------------------------------------------------

                                                     Six Months Ended
                                                     April 30, 2004        Year Ended
  Class A                                            (Unaudited)           October 31, 2003(1)
  -----------------------------------------------------------------------------------------------
  Sales                                                       19,564,650                4,495,458
  Issued to shareholders electing to receive
    payments of distributions in Fund shares                     148,851                   18,815
  Redemptions                                                 (2,936,398)                (683,894)
  -----------------------------------------------------------------------------------------------
  Net increase                                                16,777,103                3,830,379
  -----------------------------------------------------------------------------------------------

                                                     Six Months Ended
                                                     April 30, 2004        Year Ended
  Class B                                            (Unaudited)           October 31, 2003
  -----------------------------------------------------------------------------------------------
  Sales                                                        2,955,192                3,282,048
  Issued to shareholders electing to receive
    payments of distributions in Fund shares                     146,635                  351,239
  Redemptions                                                 (1,812,778)              (4,961,685)
  -----------------------------------------------------------------------------------------------
  Net increase (decrease)                                      1,289,049               (1,328,398)
  -----------------------------------------------------------------------------------------------

                                                     Six Months Ended
                                                     April 30, 2004        Year Ended
  Class C                                            (Unaudited)           October 31, 2003
  -----------------------------------------------------------------------------------------------
  Sales                                                       15,182,396               10,008,502
  Issued to shareholders electing to receive
    payments of distributions in Fund shares                     343,097                  758,767
  Redemptions                                                 (4,973,328)              (9,711,790)
  -----------------------------------------------------------------------------------------------
  Net increase                                                10,552,165                1,055,479
  -----------------------------------------------------------------------------------------------

                                                     Six Months Ended
                                                     April 30, 2004        Year Ended
  Institutional                                      (Unaudited)           October 31, 2003
  -----------------------------------------------------------------------------------------------
  Sales                                                          328,858                  192,222
  Issued to shareholders electing to receive
    payments of distributions in Fund shares                       7,362                    6,051
  Redemptions                                                    (60,983)                 (32,988)
  -----------------------------------------------------------------------------------------------
  Net increase                                                   275,237                  165,285
  -----------------------------------------------------------------------------------------------

  (1) For the period from the commencement of offering of Class A shares, May 7, 2003, to October
      31, 2003.

  Redemptions or exchanges of Advisers, Class A or Institutional Class shares made within three months of purchase are subject to a redemption fee equal to 1.00% of the amount redeemed. For the six months ended April 30, 2004 the Fund received $6,112, $4,691 and $1,131 in redemption fees on Advisers, Class A and Institutional Class shares, respectively, which were less than $0.001 per share. For the year ended October 31, 2003, the Fund received $1,007 in redemption fees on Advisers class shares, which was less than $0.001 per share.

4 Transactions with Affiliates
--------------------------------------------------------------------------------
  The Fund is authorized to pay Eaton Vance Management, (EVM), a fee as compensation for administrative services necessary to conduct the Fund's business. The fee is computed at the annual rate of 0.15% (annualized) of the Fund's average daily net assets. For the six months ended April 30, 2004, the fee amounted to $578,153. The Portfolios have engaged Boston Management and Research, (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of each of the Portfolio's Notes to Financial Statements. Except as to Trustees of the Fund and the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. During the six months ended April 30, 2004, EVM earned $23,156 in sub-transfer agent fees. Certain officers and Trustees of the Fund and of the Portfolios are officers of the above organizations. The Fund was informed that EVD, a subsidiary of EVM and the Fund's principal underwriter, received $38,922 from the Fund as its portion of the sales charge on sales of Class A shares for the six months ended
  April 30, 2004.

5 Distribution and Service Plans
--------------------------------------------------------------------------------
  The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the
  Investment Company Act of 1940 and a service plan for the Advisers shares (Advisers Plan) and Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay Eaton Vance Distributors, Inc. (EVD), amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see
  Note 6) and daily amounts theretofore paid to EVD by each respective class. For the six months ended April 30, 2004, the Fund paid or accrued $628,108 and $1,303,219, respectively, to or payable to EVD representing 0.75% (annualized) of average daily net assets of Class B and Class C shares, respectively. At April 30, 2004, the amount of Uncovered Distribution
  Charges of EVD calculated under the Plan was approximately $8,704,000 and $29,750,000 for Class B and Class C shares, respectively.

  The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% (annualized) of the Fund's average daily net assets attributable to the Advisers Class, Class A, Class B, and Class C shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance where there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended April 30, 2004 amounted to $160,919, $152,949, $209,369, and
  $434,406 for Advisers Class, Class A, Class B, and Class C shares, respectively.

6 Contingent Deferred Sales Charge
--------------------------------------------------------------------------------
  A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based on the lower of the net asset value at the date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1.00% CDSC if redeemed within one year of purchase. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second years of redemption after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Class' Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. The Fund has been informed that EVD received approximately $242,000 and $52,000 of CDSC paid by shareholders of Class B and Class C shares, respectively, for the six months ended April 30, 2004.

7 Investment Transactions
--------------------------------------------------------------------------------
  Increases and decreases in the Fund's investment in the Floating Rate Portfolio for the six months ended April 30, 2004, aggregated $349,691,373 and $10,287,312, respectively. Increases and decreases in the Fund's investment in the High Income Portfolio for the six months ended April 30, 2004, aggregated $61,710,242 and $1,815,408 respectively.

8 Investment in Portfolios
--------------------------------------------------------------------------------
  For the six months ended April 30, 2004, the Fund was allocated net investment income and realized and unrealized gain (loss) from the Portfolios as follows:

                                                     Floating Rate     High Income
                                                     Portfolio         Portfolio        Total
  -----------------------------------------------------------------------------------------------------
  Dividend income                                              $  --       $  128,304       $   128,304
  Interest income                                         12,054,688        5,490,106        17,544,794
  Miscellaneous income                                            --           51,796            51,796
  Expenses                                                (1,864,811)        (357,987)       (2,222,798)
  -----------------------------------------------------------------------------------------------------
  Net investment income                                  $10,189,877       $5,312,219       $15,502,096
  -----------------------------------------------------------------------------------------------------
  Net realized gain (loss)--
    Investments (identified cost basis)                  $  (480,880)      $  682,165       $   201,285
    Foreign currency, and forward foreign currency
      exchange contracts                                          --           48,357            48,357
    Swap contracts                                            22,926               --            22,926
  -----------------------------------------------------------------------------------------------------
  Net realized gain (loss) on investments                $  (457,954)      $  730,522       $   272,568
  -----------------------------------------------------------------------------------------------------
  Change in unrealized appreciation (depreciation)
    Investment transactions                              $ 3,981,990       $1,657,754       $ 5,639,744
    Interest rate swap contracts                             (82,347)              --           (82,347)
    Foreign currency, and forward foreign currency
      exchange contracts                                          --          (20,482)          (20,482)
  -----------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation
    (depreciation)                                       $ 3,899,643       $1,637,272       $ 5,536,915
  -----------------------------------------------------------------------------------------------------

Floating Rate Portfolio as of April 30, 2004

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating Rate Interests -- 84.1%(1)

Principal
Amount         Borrower/Tranche Description                       Value
----------------------------------------------------------------------------

Advertising -- 0.7%
----------------------------------------------------------------------------
               Adams Outdoor Advertising, L.P.
$   5,000,000  Term Loan, Maturing October 15, 2011           $    5,070,315
               Lamar Media Corp.
    4,514,412  Term Loan, Maturing June 30, 2009                   4,530,402
   15,563,977  Term Loan, Maturing June 30, 2010                  15,802,309
----------------------------------------------------------------------------
                                                              $   25,403,026
----------------------------------------------------------------------------

Aerospace and Defense -- 1.0%
----------------------------------------------------------------------------
               Alliant Techsystems, Inc.
$  14,750,000  Term Loan, Maturing March 31, 2011             $   14,902,117
               ARINC, Inc.
    2,000,000  Term Loan, Maturing March 10, 2010                  2,028,750
               DRS Technologies, Inc.
    9,620,065  Term Loan, Maturing November 4, 2010                9,722,279
               United Defense Industries, Inc.
    6,961,144  Term Loan, Maturing October 6, 2005                 7,008,382
               Vought Aircraft Industries, Inc.
      762,874  Term Loan, Maturing December 31, 2006                 769,549
      131,205  Term Loan, Maturing July 24, 2007                     132,599
      216,665  Term Loan, Maturing July 24, 2008                     218,651
----------------------------------------------------------------------------
                                                              $   34,782,327
----------------------------------------------------------------------------

Auto Components -- 4.6%
----------------------------------------------------------------------------
               Accuride Corp.
$   4,290,997  Term Loan, Maturing September 30, 2004         $    4,395,590
    8,500,000  Term Loan, Maturing June 13, 2007                   8,701,875
               Collins & Aikman Products Co.
    1,725,053  Term Loan, Maturing December 31, 2004               1,734,398
    2,410,962  Term Loan, Maturing December 31, 2005               2,445,921
    2,675,439  Revolving Loan, Maturing December 31, 2005          2,702,193
    4,949,561  Term Loan, Maturing December 31, 2005               5,005,244
               Dura Operating Corp.
    4,588,288  Term Loan, Maturing March 31, 2007                  4,625,568
               Exide Technologies
    3,300,000  Term Loan, Maturing May 15, 2004                    3,308,250
    3,523,709  Term Loan, Maturing May 15, 2004                    3,532,518
    4,950,000  Term Loan, Maturing May 15, 2004                    4,962,375
               Federal-Mogul Corp.
    4,754,768  Revolving Loan, Maturing August 24, 2004            4,406,087
    4,108,827  Term Loan, Maturing February 24, 2005               3,816,073
    8,500,000  Term Loan, Maturing February 24, 2005               7,897,035
    5,137,364  Term Loan, Maturing February 24, 2005               5,182,316
   11,755,901  Revolving Loan, Maturing February 24, 2005         11,726,512
               HLI Operating Co., Inc.
    7,655,556  Term Loan, Maturing June 3, 2009                    7,837,375
               J.L. French Automotive Castings, Inc.
    2,119,741  Term Loan, Maturing November 30, 2006               2,130,339
               Keystone Automotive Operations, Inc.
    7,336,957  Term Loan, Maturing October 30, 2009                7,456,182
               Metaldyne, Inc.
    6,538,721  Term Loan, Maturing December 31, 2009               6,557,520
               Plastech Engineered Products, Inc.
    2,500,000  Term Loan, Maturing March 31, 2010                  2,540,625
               Tenneco Automotive
    6,579,317  Term Loan, Maturing December 12, 2009               6,706,791
    3,156,838  Term Loan, Maturing December 12, 2010               3,218,002
               The Goodyear Tire & Rubber Co.
    7,550,000  Term Loan, Maturing March 31, 2006                  7,609,456
   11,500,000  Term Loan, Maturing March 31, 2006                 11,662,920
               TRW Automotive, Inc.
   12,861,776  Term Loan, Maturing February 27, 2009              12,991,731
   18,203,917  Term Loan, Maturing February 27, 2011              18,506,229
               United Components, Inc.
    4,640,000  Term Loan, Maturing June 30, 2010                   4,706,700
----------------------------------------------------------------------------
                                                              $  166,365,825
----------------------------------------------------------------------------

Broadcast Media -- 3.5%
----------------------------------------------------------------------------
               Block Communications
$   5,139,739  Term Loan, Maturing November 30, 2009          $    5,187,924
               CanWest Media, Inc.
   13,231,795  Term Loan, Maturing May 15, 2009                   13,397,192
               Citadel Communications Corp.
    5,276,444  Term Loan, Maturing March 31, 2006                  5,292,933
               Cumulus Media, Inc.
   10,009,100  Term Loan, Maturing March 28, 2010                 10,160,487
               Discovery Communications, Inc.
    1,930,647  Revolving Loan, Maturing December 31, 2004          1,824,461
    4,000,000  Term Loan, Maturing December 31, 2005               4,001,252
               Emmis Communication Corp.
    1,160,437  Term Loan, Maturing August 31, 2008                 1,163,545
    9,271,483  Term Loan, Maturing August 31, 2009                 9,293,002
               Entercom Radio, LLC
    3,250,000  Term Loan, Maturing September 30, 2007              3,225,625
               Gray Television, Inc.
    6,636,153  Term Loan, Maturing December 31, 2010               6,725,741
               Lin Television Corp.
    5,421,772  Term Loan, Maturing December 31, 2007               5,479,378
    4,948,320  Term Loan, Maturing December 31, 2007               4,994,711
               Nexstar Broadcasting, Inc.
    3,294,308  Term Loan, Maturing December 31, 2010               3,339,604
    1,294,192  Term Loan, Maturing December 31, 2010               1,310,370
               PanAmSat Corp.
    5,806,121  Term Loan, Maturing September 30, 2010              5,829,712
               Radio One, Inc.
    3,714,286  Term Loan, Maturing June 30, 2007                   3,686,429
               Rainbow Media Holdings, LLC
   13,321,723  Term Loan, Maturing March 14, 2008                 13,448,280
               Sinclair Television Group, Inc.
    2,350,590  Term Loan, Maturing December 31, 2009               2,384,869
    8,204,020  Term Loan, Maturing December 31, 2009               8,323,659
               Spanish Broadcasting System, Inc.
    4,239,375  Term Loan, Maturing October 31, 2009                4,295,017
               Susquehanna Media Co.
   14,750,000  Term Loan, Maturing March 31, 2012                 14,934,375
----------------------------------------------------------------------------
                                                              $  128,298,566
----------------------------------------------------------------------------

Cable Television -- 3.5%
----------------------------------------------------------------------------
               Adelphia
$   6,682,116  Term Loan, Maturing June 25, 2004              $    6,732,232
               Atlantic Broadband Finance, LLC
    6,948,328  Term Loan, Maturing February 10, 2011               7,038,441
               Bresnan Communications, LLC
    3,000,000  Term Loan, Maturing September 30, 2010              3,029,250
               Cebridge Connections, Inc.
    4,300,000  Term Loan, Maturing February 23, 2009               4,326,875
               Charter Communications Operating, LLC
   50,000,000  Term Loan, Maturing April 27, 2011                 49,885,400
               CSG Systems International, Inc.
    2,034,342  Term Loan, Maturing December 31, 2006               2,038,156
    2,490,597  Term Loan, Maturing December 31, 2007               2,519,396
               DirectTV Holdings, LLC
   22,746,480  Term Loan, Maturing March 6, 2010                  23,147,386
               Insight Midwest Holdings, LLC
    9,975,000  Term Loan, Maturing December 31, 2009              10,063,528
    7,730,625  Term Loan, Maturing December 31, 2009               7,799,234
               MCC Iowa, LLC
    4,250,000  Term Loan, Maturing September 30, 2010              4,312,424
               Mediacom Southeast
    4,395,778  Revolving Loan, Maturing March 31, 2008             4,219,947
    2,938,618  Term Loan, Maturing September 30, 2008              2,945,965
----------------------------------------------------------------------------
                                                              $  128,058,234
----------------------------------------------------------------------------

Casinos and Gaming -- 2.0%
----------------------------------------------------------------------------
               Alliance Gaming Corp.
$  13,000,000  Term Loan, Maturing September 5, 2009          $   13,158,444
               Ameristar Casinos, Inc.
    6,043,529  Term Loan, Maturing December 31, 2006               6,102,079
               Argosy Gaming Co.
   10,093,953  Term Loan, Maturing June 30, 2008                  10,194,892
               Aztar Corp.
    1,692,259  Term Loan, Maturing June 30, 2005                   1,695,962
               Green Valley Ranch Gaming, LLC
      997,500  Term Loan, Maturing December 31, 2010               1,014,956
               Isle of Capri Casinos
    8,403,750  Term Loan, Maturing April 25, 2008                  8,504,292
               Marina District Finance Co.
    6,878,981  Term Loan, Maturing December 31, 2007               6,961,742
               MGM Mirage
    6,000,000  Term Loan, Maturing November 24, 2008               6,036,564
               Mohegan Tribal Gaming Authority
    3,500,000  Term Loan, Maturing March 31, 2008                  3,508,750
               Penn National Gaming, Inc.
      948,326  Term Loan, Maturing July 31, 2006                     962,551
               Pinnacle Entertainment, Inc.
    6,631,333  Term Loan, Maturing December 18, 2009               6,718,370
               Scientific Games Corp.
    3,938,130  Term Loan, Maturing December 31, 2009               4,000,482
               Venetian Casino Resort, LLC/Las Vegas
               Sands, Inc.
      933,333  Term Loan, Maturing June 4, 2007                      944,417
    3,578,469  Term Loan, Maturing June 4, 2008                    3,632,146
----------------------------------------------------------------------------
                                                              $   73,435,647
----------------------------------------------------------------------------

Chemicals -- 4.3%
----------------------------------------------------------------------------
               Brenntag AG
$   8,190,000  Term Loan, Maturing December 9, 2011           $    8,302,612
               CP Kelco US, Inc.
    4,609,580  Term Loan, Maturing March 31, 2008                  4,669,122
    1,508,451  Term Loan, Maturing September 30, 2008              1,527,936
               FMC Corp.
    9,422,245  Term Loan, Maturing October 21, 2007                9,528,246
               GEO Specialty Chemicals, Inc.
    2,275,000  Term Loan, Maturing December 31, 2007               2,093,000
               Georgia Gulf Corp.
    9,481,000  Term Loan, Maturing December 2, 2010                9,605,438
               Hercules, Inc.
    2,800,000  Term Loan, Maturing October 8, 2010                 2,840,250
               Huntsman International
    9,202,101  Term Loan, Maturing June 30, 2007                   9,362,567
    9,201,865  Term Loan, Maturing June 30, 2008                   9,357,146
               Huntsman LLC
      181,872  Term Loan, Maturing March 31, 2007                    181,417
      240,219  Term Loan, Maturing March 31, 2007                    239,618
               IMC Global, Inc.
    7,884,806  Term Loan, Maturing November 17, 2006               7,921,273
               ISP Chemco, Inc.
    4,500,000  Term Loan, Maturing March 27, 2011                  4,540,783
               Kraton Polymers, LLC
   11,570,556  Term Loan, Maturing December 5, 2008               11,765,809
               Messer Griesham GmbH
    4,546,610  Term Loan, Maturing April 30, 2009                  4,568,775
    6,378,811  Term Loan, Maturing April 30, 2010                  6,409,907
               Nalco Co.
    4,937,500  Term Loan, Maturing November 4, 2009                4,976,590
   22,220,577  Term Loan, Maturing November 4, 2010               22,433,517
               NOVEON
   15,137,987  Term Loan, Maturing December 31, 2009              15,204,216
               Rockwood Specialties Group, Inc.
    7,467,500  Term Loan, Maturing December 8, 2010                7,528,173
               VWR International, Inc.
    4,250,000  Term Loan, Maturing April 7, 2011                   4,316,937
               Wellman, Inc.
    4,750,000  Term Loan, Maturing February 10, 2009               4,820,262
               Westlake Chemical Corp.
    3,721,875  Term Loan, Maturing July 31, 2010                   3,776,542
----------------------------------------------------------------------------
                                                              $  155,970,136
----------------------------------------------------------------------------

Coal -- 0.2%
----------------------------------------------------------------------------
               Peabody Energy Corp.
$   8,163,759  Term Loan, Maturing March 31, 2010             $    8,237,748
----------------------------------------------------------------------------
                                                                   8,237,748
----------------------------------------------------------------------------

Commercial Services -- 2.0%
----------------------------------------------------------------------------
               Advanstar Communications, Inc.
$   1,262,795  Term Loan, Maturing November 17, 2007          $    1,269,898
               Anthony Crane Rental, L.P.
    4,211,457  Term Loan, Maturing July 20, 2006                   3,270,900
               Coinmach Laundry Corp.
   15,802,299  Term Loan, Maturing July 25, 2009                  15,974,149
               Corrections Corp. of America
    4,721,973  Term Loan, Maturing March 31, 2008                  4,788,378
               Environmental Systems Products Holdings, Inc.
    6,832,270  Term Loan, Maturing December 12, 2008               6,879,242
    1,000,000  Term Loan, Maturing December 12, 2010               1,012,500
               Gate Gourmet Borrower, LLC
    6,757,000  Term Loan, Maturing December 31, 2008               6,757,000
               Geo Group
      962,500  Term Loan, Maturing July 9, 2009                      973,930
               Interline Brands, Inc.
    3,368,750  Term Loan, Maturing November 30, 2009               3,387,699
               Language Line, LLC
    5,445,000  Term Loan, Maturing December 31, 2008               5,499,450
               Metokote Corp.
      897,750  Term Loan, Maturing August 13, 2010                   907,850
               Panavision, Inc.
    2,278,576  Term Loan, Maturing January 12, 2007                2,299,227
               Pike Electric
      725,294  Term Loan, Maturing January 30, 2008                  731,980
               United Rentals, Inc.
    2,118,750  Term Loan, Maturing February 14, 2011               2,147,222
   13,093,750  Term Loan, Maturing February 14, 2011              13,262,332
               Williams Scotsman, Inc.
    2,210,472  Term Loan, Maturing December 31, 2006               2,219,683
----------------------------------------------------------------------------
                                                              $   71,381,440
----------------------------------------------------------------------------

Communications Equipment -- 0.2%
----------------------------------------------------------------------------
               Amphenol Corp.
$   7,034,800  Term Loan, Maturing May 6, 2010                $    7,109,545
----------------------------------------------------------------------------
                                                              $    7,109,545
----------------------------------------------------------------------------

Computer Software & Services -- 0.1%
----------------------------------------------------------------------------
               InfoUSA, Inc.
$   2,900,000  Term Loan, Maturing March 25, 2009             $    2,936,250
----------------------------------------------------------------------------
                                                              $    2,936,250
----------------------------------------------------------------------------

Computers & Peripherals -- 0.1%
----------------------------------------------------------------------------
               Seagate Technology Holdings, Inc.
$   1,773,000  Term Loan, Maturing November 22, 2006          $    1,795,827
----------------------------------------------------------------------------
                                                              $    1,795,827
----------------------------------------------------------------------------

Construction Materials -- 0.4%
----------------------------------------------------------------------------
               Formica Corp.
$   1,245,346  Term Loan, Maturing May 1, 2004                $    1,258,578
    4,665,128  Revolving Loan, Maturing May 1, 2004                4,714,695
               NCI Building Systems, Inc.
    1,055,190  Term Loan, Maturing July 31, 2008                   1,066,182
               Panolam Industries, Inc.
      500,000  Term Loan, Maturing November 24, 2007                 503,750
               Ply Gem Industries, Inc.
    5,873,500  Term Loan, Maturing February 12, 2011               5,895,526
    1,036,500  Term Loan, Maturing February 12, 2011               1,040,387
----------------------------------------------------------------------------
                                                              $   14,479,118
----------------------------------------------------------------------------

Containers and Packaging - Metal and Glass -- 1.6%
----------------------------------------------------------------------------
               Ball Corp.
$   5,643,187  Term Loan, Maturing December 31, 2009          $    5,709,494
    1,000,000  Term Loan, Maturing December 31, 2009               1,009,688
               Owens-Illinois, Inc.
    5,750,000  Term Loan, Maturing April 1, 2007                   5,776,956
   14,000,000  Term Loan, Maturing April 1, 2008                  14,112,504
               Silgan Holdings, Inc.
   29,232,947  Term Loan, Maturing December 31, 2008              29,703,423
----------------------------------------------------------------------------
                                                              $   56,312,065
----------------------------------------------------------------------------

Containers and Packaging - Paper -- 2.1%
----------------------------------------------------------------------------
               Graham Packaging Co.
$   3,730,263  Term Loan, Maturing February 16, 2010          $    3,791,462
               Graphic Packaging International, Inc.
   26,825,250  Term Loan, Maturing August 8, 2009                 27,277,926
               Greif Bros. Corp.
    6,021,973  Term Loan, Maturing August 31, 2008                 6,069,396
               Jefferson Smurfit Corp.
    1,463,642  Revolving Loan, Maturing March 31, 2005             1,448,395
    2,081,535  Term Loan, Maturing March 31, 2007                  2,101,830
               Printpack Holdings, Inc.
    8,343,764  Term Loan, Maturing April 30, 2009                  8,427,202
               Solo Cup Co.
    7,970,081  Term Loan, Maturing February 27, 2011               8,111,550
               Stone Container Corp.
   16,374,327  Term Loan, Maturing June 30, 2009                  16,517,602
    2,163,911  Term Loan, Maturing June 30, 2009                   2,182,845
----------------------------------------------------------------------------
                                                              $   75,928,208
----------------------------------------------------------------------------

Containers and Packaging - Plastics -- 0.9%
----------------------------------------------------------------------------
               Berry Plastics Corp.
$   9,997,687  Term Loan, Maturing July 22, 2010              $   10,141,404
               Consolidated Container Holdings, LLC
    3,128,063  Term Loan, Maturing June 30, 2007                   3,107,536
               Crown Cork & Seal Americas, Inc.
    7,148,957  Revolving Loan, Maturing September 15, 2007         7,115,450
   11,471,250  Term Loan, Maturing September 15, 2008             11,686,336
               Tekni-Plex, Inc.
      751,652  Term Loan, Maturing March 31, 2006                    756,349
    1,167,662  Revolving Loan, Maturing June 21, 2006              1,113,658
----------------------------------------------------------------------------
                                                              $   33,920,733
----------------------------------------------------------------------------

Educational Services -- 0.8%
----------------------------------------------------------------------------
               American Achievement Corp.
$   2,100,000  Term Loan, Maturing March 25, 2011             $    2,132,157
               Educate Operating Co., LLC
    1,500,000  Term Loan, Maturing March 31, 2011                  1,517,812
               Jostens, Inc.
   12,700,195  Term Loan, Maturing July 15, 2010                  12,836,722
               Knowledge Learning Corp.
    8,016,558  Term Loan, Maturing May 15, 2010                    8,056,641
               Weekly Reader Corp.
    6,000,000  Term Loan, Maturing March 18, 2009                  6,028,128
----------------------------------------------------------------------------
                                                              $   30,571,460
----------------------------------------------------------------------------

Electronic Equipment & Instruments -- 0.4%
----------------------------------------------------------------------------
               Communications & Power Industries, Inc.
$   3,700,000  Term Loan, Maturing July 23, 2010              $    3,750,875
               Global Cash Access LLC
    2,000,000  Term Loan, Maturing March 10, 2010                  2,031,250
               Invensys International Holdings, Ltd.
    9,500,000  Term Loan, Maturing September 5, 2009               9,535,625
----------------------------------------------------------------------------
                                                              $   15,317,750
----------------------------------------------------------------------------

Entertainment -- 2.4%
----------------------------------------------------------------------------
               Amfac Resorts, Inc.
$   4,099,383  Term Loan, Maturing September 30, 2004         $    4,094,259
    4,099,383  Term Loan, Maturing September 30, 2004              4,094,259
               Blockbuster Entertainment Corp.
       68,571  Revolving Loan, Maturing July 1, 2004                  68,280
      879,798  Term Loan, Maturing July 1, 2006                      880,989
               Hollywood Entertainment Corp.
    2,656,774  Term Loan, Maturing March 31, 2008                  2,674,487
               Lions Gate Entertainment, Inc.
    9,250,000  Term Loan, Maturing December 31, 2008               9,319,375
      765,000  Revolving Loan, Maturing December 31, 2008            753,525
               Six Flags Theme Parks, Inc.
      833,333  Revolving Loan, Maturing June 30, 2008                808,333
   17,565,589  Term Loan, Maturing June 30, 2009                  17,770,526
               Universal City Development Partners, L.P.
   10,086,276  Term Loan, Maturing June 30, 2007                  10,139,865
               Vivendi Universal Entertainment, LLP
   15,800,000  Term Loan, Maturing June 30, 2008                  15,928,375
               WMG Acquisition Corp.
   21,250,000  Term Loan, Maturing February 28, 2011              21,560,781
----------------------------------------------------------------------------
                                                              $   88,093,054
----------------------------------------------------------------------------

Environmental Services -- 1.9%
----------------------------------------------------------------------------
               Allied Waste Industries, Inc.
$   5,845,286  Term Loan, Maturing January 15, 2009           $    5,939,816
    5,000,000  Term Loan, Maturing January 5, 2010                 5,077,345
    5,000,000  Term Loan, Maturing January 15, 2010                5,084,375
   15,570,785  Term Loan, Maturing July 15, 2010                  15,840,487
               Casella Waste Systems, Inc.
    6,039,000  Term Loan, Maturing January 24, 2010                6,122,036
               IESI Corp.
    6,616,750  Term Loan, Maturing September 30, 2010              6,728,408
               Ionics, Inc.
    7,960,000  Term Loan, Maturing February 13, 2011               8,066,966
               Stericycle, Inc.
      753,138  Term Loan, Maturing November 10, 2006                 759,414
               Synagro Technologies, Inc.
      591,709  Term Loan, Maturing April 15, 2008                    593,928
               Waste Connections
   12,900,000  Term Loan, Maturing October 22, 2010               13,008,850
----------------------------------------------------------------------------
                                                              $   67,221,625
----------------------------------------------------------------------------

Food, Beverages and Tobacco -- 5.0%
----------------------------------------------------------------------------
               American Seafood Holdings, Inc.
$   1,146,458  Term Loan, Maturing September 30, 2007         $    1,145,025
    4,847,096  Term Loan, Maturing March 31, 2009                  4,869,310
               B&G Foods, Inc.
    2,985,000  Term Loan, Maturing August 15, 2009                 3,007,886
               Constellation Brands, Inc.
    5,435,338  Term Loan, Maturing November 30, 2008               5,521,966
               Dean Foods Co.
    2,650,000  Term Loan, Maturing July 15, 2008                   2,679,261
   24,669,071  Term Loan, Maturing July 15, 2008                  25,039,107
               Del Monte Corp.
   10,089,487  Term Loan, Maturing December 20, 2010              10,266,053
               Doane Pet Care Co.
      497,077  Term Loan, Maturing December 29, 2005                 500,908
      537,018  Term Loan, Maturing December 29, 2006                 541,213
               Dole Food Co., Inc.
      763,750  Term Loan, Maturing September 29, 2008                776,161
               Dr. Pepper/Seven Up Bottling Group, Inc.
   14,567,514  Term Loan, Maturing December 19, 2010              14,840,655
               DS Waters Enterprises, L.P.
   15,532,625  Term Loan, Maturing November 7, 2009               15,527,779
               Interstate Brands Corp.
    2,578,125  Term Loan, Maturing July 19, 2006                   2,526,562
   11,186,861  Term Loan, Maturing July 19, 2007                  10,984,100
    1,997,479  Term Loan, Maturing July 19, 2007                   1,961,275
               Land O'Lakes, Inc.
      482,778  Term Loan, Maturing October 1, 2007                   487,605
               Merisant Co.
   13,139,694  Term Loan, Maturing January 31, 2010               13,276,018
               Michael Foods, Inc.
   11,022,375  Term Loan, Maturing November 20, 2010              11,201,489
    4,200,000  Term Loan, Maturing November 20, 2011               4,311,565
               New World Pasta
    2,203,132  Term Loan, Maturing January 28, 2006                2,040,651
               Nutra Sweet
       30,580  Term Loan, Maturing June 30, 2007                      30,656
      895,000  Term Loan, Maturing June 30, 2008                     884,931
               Pinnacle Foods Holdings Corp.
    3,875,229  Term Loan, Maturing November 25, 2010               3,931,742
   13,724,771  Term Loan, Maturing November 25, 2010              13,933,497
               Reddy Ice Group, Inc.
    1,658,333  Term Loan, Maturing July 31, 2009                   1,676,298
    7,462,500  Term Loan, Maturing July 31, 2009                   7,543,341
               Seminis Vegetable Seeds, Inc.
    5,052,500  Term Loan, Maturing September 30, 2009              5,125,130
               Southern Wine & Spirits of America, Inc.
   16,384,052  Term Loan, Maturing June 28, 2008                  16,576,056
----------------------------------------------------------------------------
                                                              $  181,206,240
----------------------------------------------------------------------------

Funeral Service -- 0.2%
----------------------------------------------------------------------------
               Alderwoods Group
$   6,760,520  Term Loan, Maturing September 28, 2008         $    6,864,044
               Stewart Enterprises, Inc.
      342,870  Term Loan, Maturing January 31, 2006                  345,727
----------------------------------------------------------------------------
                                                              $    7,209,771
----------------------------------------------------------------------------

Health Care - Equipment and Supplies -- 2.3%
----------------------------------------------------------------------------
               Alaris Medical Systems, Inc.
$   8,180,324  Term Loan, Maturing June 30, 2009              $    8,291,528
               Colgate Medical, Ltd.
    5,362,500  Term Loan, Maturing December 30, 2008               5,434,561
               Conmed Corp.
    7,404,169  Term Loan, Maturing December 31, 2007               7,505,977
               Dade Behring Holdings, Inc.
    3,337,905  Term Loan, Maturing October 3, 2008                 3,360,853
               DJ Orthopedics, Inc.
    3,456,250  Term Loan, Maturing May 15, 2009                    3,503,773
               Empi Corp.
    8,982,500  Term Loan, Maturing November 24, 2009               9,083,553
               Fisher Scientific International, LLC
    9,462,592  Term Loan, Maturing March 31, 2010                  9,535,530
               Hanger Orthopedic Group, Inc.
      995,000  Term Loan, Maturing September 30, 2009              1,009,303
               Kinetic Concepts, Inc.
    9,458,440  Term Loan, Maturing October 3, 2009                 9,576,671
               Leiner Health Products, Inc.
      754,893  Term Loan, Maturing March 31, 2005                    756,780
               Quintiles Transnational Corp.
    6,965,000  Term Loan, Maturing September 25, 2009              7,104,300
               Sola International, Inc.
    3,000,000  Term Loan, Maturing December 11, 2009               3,048,750
               Sybron Dental Management
    4,167,976  Term Loan, Maturing June 6, 2009                    4,195,068
               Triad Hospitals Holdings, Inc.
    9,403,767  Term Loan, Maturing March 31, 2008                  9,553,663
----------------------------------------------------------------------------
                                                              $   81,960,310
----------------------------------------------------------------------------

Health Care - Providers and Services -- 3.9%
----------------------------------------------------------------------------
               Accredo Health, Inc.
$   1,871,899  Term Loan, Maturing March 31, 2009             $    1,902,317
               Alliance Imaging, Inc.
    9,498,294  Term Loan, Maturing June 10, 2008                   9,459,712
               Amerisource Bergen Corp.
   12,425,000  Term Loan, Maturing March 31, 2005                 12,456,062
               AMN Healthcare, Inc.
    1,750,000  Term Loan, Maturing October 2, 2008                 1,780,625
               Community Health Systems, Inc.
    2,487,500  Term Loan, Maturing July 5, 2010                    2,524,812
   26,162,573  Term Loan, Maturing July 5, 2010                   26,649,851
               Concentra Operating Corp.
    7,940,000  Term Loan, Maturing June 30, 2009                   8,062,411
               Cross Country Healthcare, Inc.
    3,553,319  Term Loan, Maturing June 5, 2009                    3,642,152
               DaVita, Inc.
   25,970,123  Term Loan, Maturing March 31, 2009                 26,274,467
               Express Scripts, Inc.
   10,500,000  Term Loan, Maturing February 13, 2010              10,618,125
               FHC Health Systems, Inc.
    1,625,000  Term Loan, Maturing June 1, 2004                    1,623,984
    2,321,429  Term Loan, Maturing December 18, 2009               2,319,978
               Fresenius Medical Care Holdings, Inc.
   13,005,500  Term Loan, Maturing February 21, 2010              13,038,014
               Insight Health Services Corp.
    1,316,239  Term Loan, Maturing October 17, 2008                1,321,175
               Magellan Health Services, Inc.
    4,733,333  Term Loan, Maturing August 15, 2008                 4,828,000
    5,694,792  Term Loan, Maturing August 15, 2008                 5,808,687
               Mariner Health Care, Inc.
    1,942,097  Term Loan, Maturing December 31, 2009               1,961,518
               Multiplan, Inc.
    1,600,000  Term Loan, Maturing March 4, 2009                   1,620,000
               Team Health
    6,800,000  Term Loan, Maturing March 23, 2011                  6,800,000
----------------------------------------------------------------------------
                                                              $  142,691,890
----------------------------------------------------------------------------

Hotels -- 1.1%
----------------------------------------------------------------------------
               CNL Hospitality Partners, L.P.
$  18,000,000  Term Loan, Maturing April 2, 2005              $   18,000,000
               Extended Stay America
      922,475  Term Loan, Maturing December 31, 2006                 922,860
    1,363,239  Term Loan, Maturing June 30, 2007                   1,363,808
   12,286,470  Term Loan, Maturing December 31, 2007              12,322,310
               Vail Resorts, Inc.
    4,456,985  Term Loan, Maturing December 10, 2008               4,509,912
               Wyndham International, Inc.
    4,323,047  Term Loan, Maturing June 30, 2006                   4,206,191
----------------------------------------------------------------------------
                                                              $   41,325,081
----------------------------------------------------------------------------

Household Furnishing & Appliances -- 1.1%
----------------------------------------------------------------------------
               Goodman Global Holdings, Inc.
$   7,795,000  Term Loan, Maturing November 21, 2009          $    7,907,053
               Home Interiors & Gifts, Inc.
    3,000,000  Term Loan, Maturing March 31, 2011                  2,975,625
               Sealy Mattress Co.
   11,482,128  Term Loan, Maturing April 6, 2012                  11,643,601
               Simmons Co.
   12,240,741  Term Loan, Maturing December 19, 2011              12,419,247
               Tempur-Pedic, Inc.
    4,863,250  Term Loan, Maturing June 30, 2009                   4,905,803
----------------------------------------------------------------------------
                                                              $   39,851,329
----------------------------------------------------------------------------

Household Products -- 1.1%
----------------------------------------------------------------------------
               Central Garden & Pet Co.
$   6,441,300  Term Loan, Maturing May 19, 2009               $    6,485,584
               Church & Dwight Co., Inc.
    4,556,497  Term Loan, Maturing September 30, 2007              4,624,844
               Rayovac Corp.
    6,999,234  Term Loan, Maturing September 30, 2009              7,069,226
               The Scotts Co.
   19,255,737  Term Loan, Maturing September 30, 2010             19,549,079
               Werner Holding Co.
    1,000,000  Term Loan, Maturing June 11, 2009                     969,375
----------------------------------------------------------------------------
                                                              $   38,698,108
----------------------------------------------------------------------------

Insurance -- 0.5%
----------------------------------------------------------------------------
               Hilb, Rogal & Hobbs Co.
$  10,527,731  Term Loan, Maturing June 30, 2007              $   10,685,647
               U.S.I. Holdings Corp.
    5,955,000  Term Loan, Maturing August 11, 2008                 6,040,603
----------------------------------------------------------------------------
                                                              $   16,726,250
----------------------------------------------------------------------------

Leisure -- 0.8%
----------------------------------------------------------------------------
               AMF Bowling Worldwide, Inc.
$   8,900,000  Term Loan, Maturing August 27, 2009            $    8,983,437
               Houston Limited Partners NFL Holdings, L.P.
    6,733,125  Term Loan, Maturing January 5, 2011                 6,802,564
               New England Sports Ventures, LLC
   14,000,000  Term Loan, Maturing February 28, 2005              14,000,000
----------------------------------------------------------------------------
                                                              $   29,786,001
----------------------------------------------------------------------------

Leisure, Equipment & Products -- 0.3%
----------------------------------------------------------------------------
               Bombardier Recreational Products, Inc.
$   7,195,000  Term Loan, Maturing December 18, 2010          $    7,248,962
    3,135,000  Term Loan, Maturing December 18, 2010               3,168,961
----------------------------------------------------------------------------
                                                              $   10,417,923
----------------------------------------------------------------------------

Machinery -- 0.6%
----------------------------------------------------------------------------
               Colfax Corp.
$   2,367,225  Term Loan, Maturing May 30, 2009               $    2,398,295
               Flowserve Corp.
    3,236,282  Term Loan, Maturing June 30, 2007                   3,253,813
    5,558,083  Term Loan, Maturing June 30, 2009                   5,635,201
               Rexnord Corp.
    8,153,825  Term Loan, Maturing November 30, 2009               8,240,459
               Terex Corp.
    1,068,660  Term Loan, Maturing June 30, 2009                   1,074,805
               The Manitowoc Co.
      382,857  Term Loan, Maturing June 30, 2007                     385,729
----------------------------------------------------------------------------
                                                              $   20,988,302
----------------------------------------------------------------------------

Manufacturing -- 3.4%
----------------------------------------------------------------------------
               Advanced Glassfiber Yarns, LLC
$     734,762  Term Loan, Maturing December 31, 2006(2)       $      734,762
      210,224  Term Loan, Maturing December 31, 2006(2)              210,224
               AMSCAN Holdings, Inc.
        5,000  Term Loan, Maturing June 15, 2007                       5,063
               Amsted Industries, Inc.
   11,810,750  Term Loan, Maturing October 15, 2010               12,039,583
               Chart Industries, Inc.
    3,168,626  Term Loan, Maturing September 15, 2009              3,140,900
               Douglas Dynamics Holdings, Inc.
    1,975,000  Term Loan, Maturing March 30, 2010                  1,999,688
               Dresser, Inc.
    1,382,060  Term Loan, Maturing March 31, 2007                  1,406,246
               Enersys Holdings, Inc.
    5,030,000  Term Loan, Maturing March 17, 2011                  5,110,691
               Ingram Industries, Inc.
    4,779,683  Term Loan, Maturing June 30, 2008                   4,857,353
               JohnsonDiversey, Inc.
      692,742  Term Loan, Maturing November 30, 2008                 699,129
    7,650,589  Term Loan, Maturing November 30, 2009               7,735,863
               Motor Coach Industries
    2,334,401  Term Loan, Maturing June 15, 2006                   2,258,533
               Mueller Group, Inc.
   15,125,000  Term Loan, Maturing April 23, 2011                 15,276,250
               National Waterworks, Inc.
    4,821,429  Term Loan, Maturing November 22, 2009               4,885,713
               Polypore, Inc.
    4,060,893  Term Loan, Maturing December 31, 2006               4,101,502
    1,773,947  Term Loan, Maturing December 31, 2007               1,790,947
               Roper Industries, Inc.
    9,480,000  Term Loan, Maturing December 29, 2008               9,616,275
               Sensus Metering Systems, Inc.
    7,372,826  Term Loan, Maturing December 17, 2010               7,434,264
    1,105,924  Term Loan, Maturing December 17, 2010               1,115,139
               SPX Corp.
   20,818,030  Term Loan, Maturing September 30, 2009             21,106,443
               St. Marys Cement, Inc.
    8,728,125  Term Loan, Maturing December 4, 2010                8,859,047
               Synthetic Industries, Inc.
    2,443,644  Term Loan, Maturing December 30, 2007               2,394,771
               Trimas Corp.
    7,881,004  Term Loan, Maturing December 31, 2009               7,929,440
----------------------------------------------------------------------------
                                                              $  124,707,826
----------------------------------------------------------------------------

Metals & Mining -- 0.4%
----------------------------------------------------------------------------
               Compass Minerals Group, Inc.
$   3,883,040  Term Loan, Maturing November 28, 2009          $    3,943,309
               Severstal North America, Inc.
      505,818  Revolving Loan, Maturing April 7, 2007                504,870
               Steel Dynamics, Inc.
    1,344,096  Term Loan, Maturing March 26, 2008                  1,362,298
               Stillwater Mining Co.
    7,639,531  Term Loan, Maturing June 30, 2007                   7,735,026
----------------------------------------------------------------------------
                                                              $   13,545,503
----------------------------------------------------------------------------

Miscellaneous -- 0.6%
----------------------------------------------------------------------------
               Atkins Nutritionals, Inc.
$   1,965,000  Term Loan, Maturing November 26, 2009          $    1,969,913
               Laidlaw International, Inc.
   12,608,256  Term Loan, Maturing June 19, 2009                  12,849,918
               Weight Watchers International, Inc.
    1,554,287  Revolving Loan, Maturing March 31, 2009             1,553,802
    5,910,475  Term Loan, Maturing March 31, 2010                  5,973,274
----------------------------------------------------------------------------
                                                              $   22,346,907
----------------------------------------------------------------------------

Office Equipment and Supplies -- 0.8%
----------------------------------------------------------------------------
               Buhrmann US, Inc.
$   8,528,625  Term Loan, Maturing December 31, 2010          $    8,668,546
               General Binding Corp.
    2,160,000  Term Loan, Maturing January 15, 2008                2,166,750
               Global Imaging Systems, Inc.
    1,736,875  Term Loan, Maturing June 25, 2009                   1,762,928
               Iron Mountain, Inc.
   10,160,435  Term Loan, Maturing April 2, 2009                  10,271,570
               Xerox Corp.
    7,500,000  Term Loan, Maturing September 30, 2008              7,524,375
----------------------------------------------------------------------------
                                                              $   30,394,169
----------------------------------------------------------------------------

Oil and Gas -- 1.9%
----------------------------------------------------------------------------
               Citgo Petroleum Co.
$   6,750,000  Term Loan, Maturing February 27, 2006          $    7,024,219
               Columbia Natural Resources, LLC
    6,875,000  Revolving Loan, Maturing August 28, 2008            6,857,813
               Cumberland Farms, Inc.
    6,899,038  Term Loan, Maturing September 8, 2008               6,950,781
               La Grange Acquisition, L.P.
   10,000,000  Term Loan, Maturing January 18, 2008               10,000,000
               Magellan Midstream Holdings
    1,784,187  Term Loan, Maturing June 17, 2008                   1,819,871
               Magellan Midstream Partners, L.P.
    1,000,000  Term Loan, Maturing August 6, 2008                  1,011,250
               Seminole Transportation & Gathering, L.P.
    5,004,766  Revolving Loan, Maturing October 10, 2006           4,992,254
               Sprague Energy Corp.
    3,659,836  Revolving Loan, Maturing August 10, 2007            3,650,687
               The Premcor Refining Group, Inc.
   12,000,000  Term Loan, Maturing April 13, 2009                 12,120,000
               Williams Production RMT Co.
   12,503,544  Term Loan, Maturing May 30, 2007                   12,644,209
----------------------------------------------------------------------------
                                                              $   67,071,084
----------------------------------------------------------------------------

Paper and Forest Products -- 1.1%
----------------------------------------------------------------------------
               Appleton Papers, Inc.
$   4,960,419  Term Loan, Maturing November 8, 2006           $    5,000,723
               Buckeye Technologies, Inc.
   11,592,997  Term Loan, Maturing April 15, 2010                 11,701,681
               RLC Industries Co.
   12,822,875  Term Loan, Maturing February 24, 2010              12,983,161
               SP Newsprint Co.
    3,760,042  Term Loan, Maturing January 9, 2010                 3,811,742
    6,863,333  Term Loan, Maturing January 9, 2010                 6,957,704
----------------------------------------------------------------------------
                                                              $   40,455,011
----------------------------------------------------------------------------

Personal Products -- 0.5%
----------------------------------------------------------------------------
               Armkel, LLC
$   6,258,007  Term Loan, Maturing March 31, 2009             $    6,338,467
               Mary Kay Cosmetics, Inc.
    3,253,013  Term Loan, Maturing September 30, 2007              3,285,543
               Prestige Brands, Inc.
    8,750,000  Term Loan, Maturing April 7, 2011                   8,837,500
----------------------------------------------------------------------------
                                                              $   18,461,510
----------------------------------------------------------------------------

Publishing and Printing -- 4.7%
----------------------------------------------------------------------------
               American Media Operations, Inc.
$   3,314,832  Term Loan, Maturing April 1, 2007              $    3,357,305
    8,232,475  Term Loan, Maturing April 1, 2008                   8,367,537
               CBD Media, LLC
    5,129,688  Term Loan, Maturing December 31, 2009               5,195,414
               Dex Media East, LLC
   10,162,886  Term Loan, Maturing November 8, 2008               10,316,386
    8,896,823  Term Loan, Maturing May 8, 2009                     9,046,957
               Dex Media West, LLC
    6,438,057  Term Loan, Maturing September 9, 2009               6,540,667
   15,783,621  Term Loan, Maturing March 9, 2010                  16,061,239
               Hollinger International Publishing, Inc.
   10,009,073  Term Loan, Maturing September 30, 2009             10,143,575
               Journal Register Co.
   15,654,758  Term Loan, Maturing September 30, 2006             15,615,621
               Liberty Group Operating, Inc.
    4,692,562  Term Loan, Maturing April 30, 2007                  4,733,622
               Medianews Group, Inc.
    7,431,375  Term Loan, Maturing December 31, 2006               7,524,267
               Merrill Corp.
    2,247,348  Term Loan, Maturing November 15, 2006               2,250,157
    3,922,551  Term Loan, Maturing November 15, 2007               3,927,454
               Morris Publishing Group, LLC
   10,100,000  Term Loan, Maturing March 31, 2011                 10,233,825
               Nebraska Book Co.
    6,525,000  Term Loan, Maturing March 4, 2011                   6,626,953
               R.H. Donnelley, Inc.
      592,520  Term Loan, Maturing December 31, 2008                 598,631
   10,042,736  Term Loan, Maturing June 30, 2010                  10,203,420
               Sun Media Corp.
    6,522,541  Term Loan, Maturing February 7, 2009                6,594,902
               The McClatchy Co.
    9,305,322  Term Loan, Maturing September 10, 2007              9,356,213
               The Reader's Digest Association, Inc.
    4,871,740  Term Loan, Maturing May 20, 2008                    4,918,552
               Transwestern Publishing Company, LLC
    7,000,000  Term Loan, Maturing February 25, 2011               7,093,331
               Yell Group, PLC
   13,000,000  Term Loan, Maturing July 8, 2008                   12,971,569
----------------------------------------------------------------------------
                                                              $  171,677,597
----------------------------------------------------------------------------

Real Estate -- 4.8%
----------------------------------------------------------------------------
               AGBRI Octagon
$   2,347,213  Term Loan, Maturing May 31, 2004               $    2,329,609
               AIMCO Properties, L.P.
    3,634,146  Term Loan, Maturing August 31, 2004                 3,675,031
    2,528,090  Revolvng Loan, Maturing August 31, 2004             2,512,289
   12,000,000  Term Loan, Maturing May 30, 2008                   12,120,000
               AP-Knight LP
    2,421,772  Term Loan, Maturing December 31, 2004               2,418,745
               BRE/Homestead, LLC
   12,500,000  Term Loan, Maturing January 11, 2006               12,476,563
               Concordia Properties, LLC
    3,000,000  Term Loan, Maturing January 31, 2006                3,001,875
               Crescent Real Estate Equities, L.P.
    3,709,091  Term Loan, Maturing May 31, 2005                    3,709,091
               DMB/CHII, LLC
    4,706,967  Term Loan, Maturing March 3, 2009                   4,718,734
               Fairfield Resorts, Inc.
    1,879,273  Revolving Loan, Maturing March 21, 2006             1,869,876
    4,560,000  Term Loan, Maturing March 21, 2006                  4,537,200
               GGP, L.P.
   18,762,500  Term Loan, Maturing April 30, 2008                 18,879,766
               Istar Financial, Inc.
    7,500,000  Term Loan, Maturing July 24, 2006                   7,481,250
               Landsource Communities Development, LLC
   16,500,000  Term Loan, Maturing March 31, 2010                 16,778,438
               Lodgian
    3,300,000  Term Loan, Maturing March 31, 2006                  3,258,750
               Macerich Partnership, L.P.
    3,542,400  Term Loan, Maturing July 15, 2005                   3,560,112
               Newkirk Master, L.P.
   17,498,326  Term Loan, Maturing November 24, 2006              17,804,547
               Newkirk Tender Holdings, LLC
    5,333,333  Term Loan, Maturing May 25, 2006                    5,386,667
    5,401,619  Term Loan, Maturing May 25, 2006                    5,455,635
               OLY Hightop Parent
   10,498,592  Term Loan, Maturing March 31, 2006                 10,524,838
               The Woodlands Commercial Properties Co., L.P.
    3,658,333  Term Loan, Maturing November 26, 2005               3,681,198
               Tower Financing I, LLC
    7,000,000  Term Loan, Maturing July 9, 2008                    7,008,750
               Whitehall Street Real Estate L.P. XI & XII
   15,075,000  Term Loan, Maturing September 11, 2006             15,075,000
               Wilmorite Holdings, L.P.
    4,416,000  Term Loan, Maturing March 31, 2006                  4,438,080
----------------------------------------------------------------------------
                                                              $  172,702,044
----------------------------------------------------------------------------

Restaurants -- 0.9%
----------------------------------------------------------------------------
               AFC Enterprises, Inc.
$   1,343,001  Term Loan, Maturing June 30, 2004              $    1,316,141
    4,054,897  Term Loan, Maturing May 23, 2009                    4,069,089
               Buffets, Inc.
    1,181,818  Term Loan, Maturing June 28, 2009                   1,184,773
   12,786,136  Term Loan, Maturing June 28, 2009                  12,837,281
               Carrols Corp.
    1,996,868  Term Loan, Maturing November 30, 2007               2,016,836
               CKE Restaurants, Inc.
      405,477  Term Loan, Maturing April 1, 2008                     405,477
               Jack in the Box, Inc.
   11,720,625  Term Loan, Maturing January 8, 2011                11,925,736
----------------------------------------------------------------------------
                                                              $   33,755,333
----------------------------------------------------------------------------

Retail - Food and Drug -- 2.7%
----------------------------------------------------------------------------
               Alimentation Couche-Tard, Inc.
$   3,664,286  Term Loan, Maturing December 17, 2010          $    3,709,327
               Domino's, Inc.
   22,776,831  Term Loan, Maturing June 25, 2010                  23,111,377
               Fleming Companies, Inc.
    1,493,498  Revolving Loan, Maturing June 18, 2008              1,484,786
    1,791,268  Term Loan, Maturing June 18, 2008                   1,784,550
               General Nutrition Centers, Inc.
    7,980,000  Term Loan, Maturing December 5, 2009                8,044,838
               Giant Eagle, Inc.
    8,385,085  Term Loan, Maturing August 6, 2009                  8,510,862
    3,416,173  Term Loan, Maturing August 6, 2009                  3,457,809
               Rite Aid Corp.
   23,875,000  Term Loan, Maturing April 30, 2008                 24,483,813
               Roundy's, Inc.
   14,463,751  Term Loan, Maturing June 6, 2009                   14,596,340
               The Pantry, Inc.
    7,022,104  Term Loan, Maturing March 12, 2011                  7,123,047
----------------------------------------------------------------------------
                                                              $   96,306,749
----------------------------------------------------------------------------

Retail - Multiline -- 0.5%
----------------------------------------------------------------------------
               Kmart Corp.
$  10,500,000  Term Loan, Maturing May 6, 2006                $   10,559,063
               Rent-A-Center, Inc.
    9,223,161  Term Loan, Maturing May 28, 2009                    9,359,202
----------------------------------------------------------------------------
                                                              $   19,918,265
----------------------------------------------------------------------------

Retail - Specialty -- 1.7%
----------------------------------------------------------------------------
               Advance Stores Co., Inc.
$   1,265,943  Term Loan, Maturing November 30, 2006          $    1,279,789
    8,762,445  Term Loan, Maturing November 30, 2007               8,891,148
               CSK Auto, Inc.
   18,250,000  Term Loan, Maturing June 20, 2009                  18,500,938
               FTD, Inc.
    6,300,000  Term Loan, Maturing February 28, 2011               6,390,563
               Oriental Trading Co.
   11,297,906  Term Loan, Maturing August 4, 2010                 11,375,579
    1,000,000  Term Loan, Maturing January 8, 2011                 1,019,375
               Petco Animal Supplies, Inc.
    4,720,686  Term Loan, Maturing October 2, 2008                 4,803,298
               Petro Stopping Centers, L.P.
      593,750  Term Loan, Maturing February 9, 2007                  602,285
               Travelcenters of America, Inc.
    8,073,818  Term Loan, Maturing November 30, 2008               8,178,108
----------------------------------------------------------------------------
                                                              $   61,041,083
----------------------------------------------------------------------------

Road and Rail -- 1.3%
----------------------------------------------------------------------------
               Kansas City Southern Industries, Inc.
$   2,675,000  Term Loan, Maturing March 30, 2008             $    2,698,406
               NFIL Holdings Corp.
    1,601,190  Term Loan, Maturing February 27, 2010               1,627,210
    5,123,810  Term Loan, Maturing February 27, 2010               5,197,464
               Quality Distribution, LLC
    4,738,744  Term Loan, Maturing November 13, 2009               4,789,093
               RailAmerica, Inc.
    1,127,383  Term Loan, Maturing May 31, 2009                    1,141,899
    1,739,710  Term Loan, Maturing May 31, 2009                    1,762,109
    7,683,722  Term Loan, Maturing May 31, 2009                    7,782,650
               SIRVA Worldwide, Inc.
   10,170,588  Term Loan, Maturing December 31, 2010              10,259,581
               Yellow Roadway Corp.
    6,808,822  Term Loan, Maturing June 30, 2008                   6,857,764
    3,218,423  Term Loan, Maturing June 30, 2008                   3,241,557
----------------------------------------------------------------------------
                                                              $   45,357,733
----------------------------------------------------------------------------

Semiconductor Equipment and Products -- 0.4%
----------------------------------------------------------------------------
               AMI Semiconductor
$   4,975,000  Term Loan, Maturing September 30, 2008         $    5,029,934
               Fairchild Semiconductor Corp.
    9,684,375  Term Loan, Maturing June 19, 2008                   9,841,746
----------------------------------------------------------------------------
                                                              $   14,871,680
----------------------------------------------------------------------------

Telecommunications - Wireless -- 3.1%
----------------------------------------------------------------------------
               American Tower, L.P.
$   7,446,451  Term Loan, Maturing December 31, 2006          $    7,479,454
    5,043,688  Term Loan, Maturing December 31, 2007               5,076,472
               Centennial Cellular Operating Co., LLC
   11,050,000  Term Loan, Maturing February 9, 2011               11,076,642
               Crown Castle Operating Co.
    1,500,000  Term Loan, Maturing September 15, 2006              1,511,562
   18,656,873  Term Loan, Maturing September 15, 2007             18,989,208
               Dobson Cellular Systems, Inc.
   11,940,000  Term Loan, Maturing March 31, 2010                 11,942,089
               Nextel Finance Co.
   29,138,216  Term Loan, Maturing December 15, 2010              29,488,078
               SBA Senior Finance, Inc.
    5,605,126  Term Loan, Maturing October 31, 2008                5,648,039
               Spectrasite Communications, Inc.
    5,303,905  Term Loan, Maturing June 30, 2006                   5,376,834
    2,521,173  Term Loan, Maturing June 30, 2007                   2,534,041
               Western Wireless
    1,527,449  Term Loan, Maturing April 25, 2007                  1,521,562
    9,117,637  Term Loan, Maturing September 30, 2007              9,095,791
    4,297,592  Term Loan, Maturing September 30, 2008              4,317,739
               Winstar Communications, Inc.
      182,488  DIP Loan, Maturing June 30, 2003(2)(3)                 78,543
----------------------------------------------------------------------------
                                                              $  114,136,054
----------------------------------------------------------------------------

Telecommunications - Wireline -- 1.7%
----------------------------------------------------------------------------
               Cincinnati Bell, Inc.
$  16,537,420  Term Loan, Maturing June 30, 2008              $   16,785,481
               Consolidated Communications, Inc.
    6,800,000  Term Loan, Maturing October 14, 2011                6,868,000
               D&E Communications, Inc.
    3,291,750  Term Loan, Maturing December 31, 2011               3,328,782
               Fairpoint Communications, Inc.
    4,526,008  Term Loan, Maturing March 31, 2007                  4,548,638
               Qwest Corp.
   26,040,000  Term Loan, Maturing June 4, 2007                   27,153,575
               Valor Telecommunications Enterprises, LLC
    1,207,716  Term Loan, Maturing June 30, 2008                   1,217,151
----------------------------------------------------------------------------
                                                              $   59,901,627
----------------------------------------------------------------------------

Textiles and Apparel -- 0.1%
----------------------------------------------------------------------------
               St. John Knits International, Inc.
$     648,552  Term Loan, Maturing July 31, 2007              $      651,086
    3,051,732  Term Loan, Maturing July 31, 2007                   3,062,700
               The William Carter Co.
    1,003,652  Term Loan, Maturing September 30, 2008              1,021,216
----------------------------------------------------------------------------
                                                              $    4,735,002
----------------------------------------------------------------------------

Theaters -- 1.1%
----------------------------------------------------------------------------
               Cinemark, Inc.
$  17,300,000  Term Loan, Maturing March 31, 2011             $   17,635,188
               Loews Cineplex Entertainment Corp.
    2,713,636  Term Loan, Maturing December 5, 2002                2,723,812
    3,375,038  Term Loan, Maturing September 30, 2006              3,385,585
               Regal Cinemas, Inc.
   15,448,569  Term Loan, Maturing June 30, 2009                  15,722,781
----------------------------------------------------------------------------
                                                              $   39,467,366
----------------------------------------------------------------------------

Utility -- 2.8%
----------------------------------------------------------------------------
               Allegheny Energy Supply Co., LLC
$  16,000,000  Term Loan, Maturing March 8, 2011              $   16,096,672
               Calpine Corp.
    3,282,731  Term Loan, Maturing July 15, 2007                   3,318,638
               Calpine Generating Co., LLC
    5,450,000  Term Loan, Maturing April 1, 2009                   5,459,369
               CenterPoint Energy, Inc.
   29,937,545  Term Loan, Maturing October 7, 2006                30,636,856
               Cogentrix Delaware Holdings, Inc.
    3,400,000  Term Loan, Maturing February 26, 2009               3,421,250
               NRG Energy, Inc.
    3,873,981  Term Loan, Maturing June 23, 2010                   3,998,068
    6,891,947  Term Loan, Maturing June 23, 2010                   7,113,351
               NUI Utilities, Inc.
    1,290,984  Term Loan, Maturing November 24, 2004               1,303,893
    6,584,016  Term Loan, Maturing November 24, 2004               6,633,397
               Pacific Energy Group, LLC
    7,325,000  Term Loan, Maturing July 26, 2009                   7,373,074
               Teton Power Funding, LLC
    6,750,000  Term Loan, Maturing March 12, 2011                  6,817,500
               Tucson Electric Power Co.
    7,670,000  Term Loan, Maturing June 30, 2009                   7,701,961
----------------------------------------------------------------------------
                                                              $   99,874,029
----------------------------------------------------------------------------

Total Senior, Floating Rate Interests
  (identified cost $3,029,466,315)                            $3,047,206,361
----------------------------------------------------------------------------

Corporate Bonds & Notes -- 0.7%

Principal
Amount
(000's omitted)      Security                                     Value
----------------------------------------------------------------------------

Broadcast Media -- 0.5%
----------------------------------------------------------------------------
               Echostar DBS Corp.
$       5,000  4.41%, 10/1/08(4)                              $    5,225,000
               Paxson Communications Corp.
       13,000  3.89%, 1/15/10(4)                                  13,195,000
----------------------------------------------------------------------------
                                                              $   18,420,000
----------------------------------------------------------------------------

Commercial Services -- 0.2%
----------------------------------------------------------------------------
               Advanstar Communications
$       5,970  8.68%, 8/15/08                                 $    6,268,500
----------------------------------------------------------------------------
                                                              $    6,268,500
----------------------------------------------------------------------------

Telecommunications - Wireless -- 0.0%
----------------------------------------------------------------------------
               Rural Cellular Corp.
$       2,000  5.61%, 3/15/10(4)                              $    2,055,000
----------------------------------------------------------------------------
                                                              $    2,055,000
----------------------------------------------------------------------------

Total Corporate Bonds & Notes
  (identified cost $26,020,758)                               $   26,743,500
----------------------------------------------------------------------------

Common Stocks, Preferred Stocks and Warrants -- 0.2%

Shares/Rights          Security                                  Value
----------------------------------------------------------------------------
        5,715  Advanced Glassfiber Yarns, LLC, Common(2)(3)   $      105,899
      105,145  Hayes Lemmerz International, Inc., Common(3)        1,521,448
          350  Hayes Lemmerz International, Inc., Preferred,
               Series A (2)                                           21,879
        1,062  IDT Corp., Class B, Common(3)                          19,743
           25  Knowledge Universe, Inc., Common(2)(3)                 17,998
           37  Leiner Health Products, Inc., Preferred(2)(3)               0
      282,096  Thermadyne Holdings Corp.(3)                        4,203,230
----------------------------------------------------------------------------
Total Common Stocks, Preferred Stocks and Warrants
  (identified cost, $4,161,831)                               $    5,890,197
----------------------------------------------------------------------------

Commercial Paper -- 10.0%

Principal
Amount
(000's omitted)      Security                                  Value
----------------------------------------------------------------------------
               Cafco LLC
$      50,000  1.02%, 5/17/04                                 $   49,977,333
               CRC Funding
       50,000  1.03%, 5/25/04                                     49,965,667
               CXC LLC
       50,000  1.02%,5/20/04                                      49,973,083
               General Electric Capital
       50,000  1.03%, 6/7/04                                      49,947,070
               Kittyhawk Funding
       26,016  1.03%, 6/4/04                                      25,990,692
               New York Life Capital Corp.
       30,000  1.03%, 5/3/04                                      29,998,283
               Old Line Funding Corp.
       25,000  1.04%, 6/1/04                                      24,977,611
               Receivables Capital Corp.
       31,898  1.03%, 5/21/04                                     31,879,747
               Yorktown Capital LLC
       50,000  1.03%, 5/18/04                                     49,975,681
----------------------------------------------------------------------------
Total Commercial Paper
  (amortized cost $362,685,167)                               $  362,685,167
----------------------------------------------------------------------------

Short-Term Investments -- 3.5%

Principal          Maturity
Amount             Date        Borrower                 Rate     Amount
----------------------------------------------------------------------------
                               Altria Group, Inc.

$ 14,000,000       10/29/04    Certificate of Deposit  1.80%  $   14,000,000
                               Investors Bank & Trust
 113,220,000       05/03/04    Company Time Deposit    1.07%     113,220,000
----------------------------------------------------------------------------
Total Short-Term Investments
  (at amortized cost)                                         $  127,220,000
----------------------------------------------------------------------------
Total Investments -- 98.5%
  (identified cost $3,549,554,071)                            $3,569,745,225
----------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.5%                        $   55,862,015
----------------------------------------------------------------------------
Net Assets -- 100.0%                                          $3,625,607,240
----------------------------------------------------------------------------
(1) Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating- rate interests will have an expected average life of approximately two to four years.
(2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(3) Non-income producing security.
(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Note: At April 30, 2004 the Portfolio had unfunded commitments amounting to $135,907,553 under various revolving credit agreements.

                       See notes to financial statements

Floating Rate Portfolio as of April 30, 2004

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2004

Assets
------------------------------------------------------------------------------

Investments, at value
  (identified cost, $3,549,554,071)                             $3,569,745,225
Cash                                                                32,467,099
Cash collateral segregated to cover open swap contracts             15,600,000
Receivable for open swap contracts                                     113,241
Interest receivable                                                  7,522,925
Prepaid expenses                                                       290,280
------------------------------------------------------------------------------
Total assets                                                    $3,625,738,770
------------------------------------------------------------------------------
Liabilities
------------------------------------------------------------------------------
Payable to affiliate for Trustees' fees                              $  15,537
Accrued expenses                                                       115,993
------------------------------------------------------------------------------
Total liabilities                                                   $  131,530
------------------------------------------------------------------------------
Net assets applicable to investors' interest in Portfolio       $3,625,607,240
------------------------------------------------------------------------------
Sources of Net Assets
------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals         $3,605,486,670
Net unrealized appreciation (computed on the basis of
   identified cost)                                                  20,120,570
------------------------------------------------------------------------------
Total                                                           $3,625,607,240
------------------------------------------------------------------------------

                       See notes to financial statements

Floating Rate Portfolio as of April 30, 2004

FINANCIAL STATEMENTS (Unaudited)

Statement of Operations

For the Six Months Ended April 30, 2004

Investment Income
-----------------------------------------------------------------------------
Interest                                                        $  53,096,720
-----------------------------------------------------------------------------
Total investment income                                         $  53,096,720
-----------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------
Investment adviser fee                                          $   7,623,558
Trustees' fees and expenses                                            28,164
Custodian fee                                                         215,237
Legal and accounting services                                         113,708
Miscellaneous                                                         230,060
-----------------------------------------------------------------------------
Total expenses                                                  $   8,210,727
-----------------------------------------------------------------------------
Net investment income                                           $  44,885,993
-----------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions (identified cost basis)               $  (2,124,814)
Swap contracts                                                        100,416
-----------------------------------------------------------------------------
Net realized loss                                               $  (2,024,398)
-----------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments (identified cost basis)                           $  17,242,387
  Swap contracts                                                      (70,584)
-----------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)            $  17,171,803
-----------------------------------------------------------------------------
Net realized and unrealized gain                                $  15,147,405
-----------------------------------------------------------------------------
Net increase in net assets from operations                      $  60,033,398
-----------------------------------------------------------------------------

                       See notes to financial statements

Floating Rate Portfolio as of April 30, 2004

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase                                    Six Months Ended
(Decrease)                                  April 30, 2004     Year Ended
in Net Assets                               (Unaudited)        October 31, 2003
-------------------------------------------------------------------------------
From operations --
  Net investment income                     $   44,885,993     $   59,562,467
  Net realized loss                             (2,024,398)       (13,630,760)
  Net change in unrealized appreciation
    (depreciation)                              17,171,803         51,506,568
-----------------------------------------------------------------------------
Net increase in net assets from operations  $   60,033,398     $   97,438,275
-----------------------------------------------------------------------------
Capital transactions --
  Contributions                             $1,777,877,171     $1,296,513,630
  Withdrawals                                 (430,177,376)      (502,206,079)
-----------------------------------------------------------------------------
Net increase in net assets from capital
  transactions                              $1,347,699,795     $  794,307,551
-----------------------------------------------------------------------------
Net increase in net assets                  $1,407,733,193     $  891,745,826
-----------------------------------------------------------------------------
Net Assets
-----------------------------------------------------------------------------
At beginning of period                      $2,217,874,047     $1,326,128,221
-----------------------------------------------------------------------------
At end of period                            $3,625,607,240     $2,217,874,047
-----------------------------------------------------------------------------

                       See notes to financial statements

Floating Rate Portfolio as of April 30, 2004

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                      Six Months Ended                                        Year Ended October 31,
                      April 30, 2004           ------------------------------------------------------------------------------
                      (Unaudited)                       2003                 2002                 2001              2000(1)
Ratios/Supplemental Data+
-----------------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of average daily net assets):
  Net expenses                      0.57%(2)               0.61%                0.62%                0.57%              0.04%(2)
  Net investment income             3.14%(2)               4.05%                4.72%                6.45%              8.49%(2)
Portfolio Turnover                    36%                    64%                  76%                  52%                 3%
-----------------------------------------------------------------------------------------------------------------------------
Total Return(3)                     2.11%                  6.91%                2.19%                  --                 --
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of
period (000's omitted)        $3,625,607             $2,217,874           $1,326,128           $1,387,728           $145,896
-----------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee and an allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
  Expenses                                                                                           0.61%              0.79%(2)
  Net investment income                                                                              6.41%              7.74%(2)
-----------------------------------------------------------------------------------------------------------------------------
(1)  For the period from start of business, September 5, 2000, to October 31, 2000.
(2)  Annualized.
(3)  Total return is required to be disclosed for the fiscal years beginning after December 15, 2000.

                                             See notes to financial statements

Floating Rate Portfolio as of April 30, 2004

NOTES TO FINANCIAL STATEMENTS(Unaudited)

1 Significant Accounting Policies
--------------------------------------------------------------------------------
  Floating Rate Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a non-diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on June 19, 2000, seeks to provide a high level of current income by investing primarily in senior floating rate loans. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2004, the Eaton Vance Floating-Rate Fund, Eaton Vance Floating-Rate High Income Fund and Eaton Vance Medallion Floating-Rate Income Fund held an approximate 70.6%, 23.1% and 3.6% interest in the Portfolio, respectively.
  The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

  A Investment Valuation -- The Portfolio's investments are in interests in senior floating rate loans (Senior Loans). The Portfolio's investment adviser, Boston Management and Research (BMR) a wholly-owned subsidiary of Eaton Vance Management (EVM), has characterized certain Senior Loans as liquid based on a predetermined acceptable number and range of market quotations available. Such loans are valued on the basis of market valuations furnished by a pricing service. Other Senior Loans are valued at fair value by BMR under procedures established by the Trustees as permitted by Section 2(a)(41) of the Investment Company Act of 1940. Such procedures include the consideration of relevant factors, data and information relating to fair value, including (i) the characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, period until next interest rate reset, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Portfolio's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan including price quotations for and trading in the Senior Loan, and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the Agent and any intermediate participants in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser's Valuation Committee and by the Portfolio's Trustees based upon procedures approved by the Trustees. Fair valued securities are marked daily as well. Non-loan Portfolio holdings (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sale price on the exchange that is the primary market for such securities, or the average of the last quoted bid price and asked price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. The value of interest rate swaps will be based upon a dealer quotation. Short-term obligations which mature in sixty days or less are valued at amortized cost, if their original term to maturity when acquired by the Portfolio was 60 days or less or are valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Portfolio was more then 60 days, unless in each case this is determined not to represent fair value. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations are valued at fair value as determined in good faith by or on behalf of the Trustees.

  B Income -- Interest income from Senior Loans is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required. Facility fees received are recognized as income over the expected term of the loan.

  C Income Taxes -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

  D Interest Rate Swaps -- The Portfolio may use interest rate swaps for risk management purposes and not as a speculative investment. Pursuant to these agreements the Portfolio receives quarterly payments at a rate equal to a predetermined three-month LIBOR. In exchange, the Portfolio makes semi-annual payments at a predetermined fixed rate of interest. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. The Portfolio does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

  E Credit Default Swaps -- The Portfolio may enter into credit default swap contracts for risk management purposes, including diversification. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. The Portfolio will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

  F Expense Reduction -- Investors Bank & Trust (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

  G Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

  H Indemnifications -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

  I Other -- Investment transactions are accounted for on a trade date basis.

  J Interim Financial Statements -- The interim financial statements relating to April 30, 2004 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------------------------------------------
  The investment adviser fee is earned by BMR, as compensation for management and investment advisory services rendered to the Portfolio. The fee is equivalent to 0.575% of the Portfolio's average daily net assets up to $1 billion and at reduced rates as daily net assets exceed that level. For the six months ended April 30, 2004, the fee was equivalent to 0.533% (annualized) of the Portfolio's average net assets for such period and amounted to $7,623,558.

  Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2004, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investments
--------------------------------------------------------------------------------
  The Portfolio invests primarily in Senior Loans. The ability of the issuers of the Senior Loans to meet their obligations may be affected by economic developments in a specific industry. The cost of purchases, the proceeds from principal repayments and the sales of Senior Loans for the six months ended April 30, 2004 aggregated $2,084,144,803, $681,128,618 and
  $146,650,182, respectively.

4 Line of Credit
--------------------------------------------------------------------------------
  The Portfolio participates with other portfolios managed by BMR in a $500 million unsecured line of credit agreement with a group of banks to permit the Portfolio to invest in accordance with its investment practices.
  Interest is charged under the credit agreement at the bank's base rate or at an amount above LIBOR. In addition, a fee computed at the annual rate of 0.10% of the daily unused portion of the line of credit is allocated among the participating portfolios at the end of each quarter. As of April 30, 2004, the Portfolio had no borrowings outstanding. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2004.

5 Federal Income Tax Unrealized Appreciation (Depreciation)
--------------------------------------------------------------------------------
  The cost and unrealized appreciation/depreciation in the value of the investments owned at April 30, 2004, as computed on a federal income tax basis, were as follows:

  Aggregate cost                                             $3,549,554,071
  -------------------------------------------------------------------------
  Gross unrealized appreciation                                 $23,542,255
  Gross unrealized depreciation                                  (3,351,101)
  -------------------------------------------------------------------------
  Net unrealized appreciation                                   $20,191,154
  -------------------------------------------------------------------------

6 Financial Instruments
--------------------------------------------------------------------------------
  The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to various market risks. These financial instruments include written options, financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

  At April 30, 2004, the Portfolio had entered into Credit Default Swaps with Credit Suisse First Boston dated January 10, 2004, February 13, 2004 and March 23, 2004 whereby the Portfolio will receive 2.45% per year times the notional amounts of $7,800,000, $3,900,000 and $3,900,000, respectively. The Portfolio makes payment only upon a default event on underlying loan assets (50 in total, each representing 2% of the notional value of the swap).

INVESTMENT MANAGEMENT

Eaton Vance Floating-Rate High Income Fund

Officers                        Trustees

                  THOMAS E. FAUST, JR.            JAMES B. HAWKES
                  President
                                                  SAMUEL L. HAYES, III
                  WILLIAM H. AHERN, JR.
                  Vice President                  WILLIAM H. PARK

                  THOMAS J. FETTER                RONALD A. PEARLMAN
                  Vice President
                                                  NORTON H. REAMER
                  MICHAEL R. MACH
                  Vice President                  LYNN A. STOUT

                  ROBERT B. MACINTOSH
                  Vice President

                  DUNCAN W. RICHARDSON
                  Vice President

                  WALTER A. ROW, III
                  Vice President

                  JUDITH A. SARYAN
                  Vice President

                  SUSAN M. SCHIFF
                  Vice President

                  JAMES L. O'CONNOR
                  Treasurer

                  ALAN R. DYNNER
                  Secretary

Floating Rate Portfolio

                  Officers                        Trustees

                  PAYSON F. SWAFFIELD             JAMES B. HAWKES
                  President and
                  Co-Portfolio Manager            SAMUEL L. HAYES, III

                  SCOTT H. PAGE                   WILLIAM H. PARK
                  Vice President and
                  Co-Portfolio Manager            RONALD A. PEARLMAN

                  BARBARA E. CAMPBELL             NORTON H. REAMER
                  Treasurer
                                                  LYNN A. STOUT
                  ALAN R. DYNNER
                  Secretary

High Income Portfolio

Officers

                  MICHAEL W. WEILHEIMER
                  President and Co-Portfolio
                  Manager                         BARBARA E. CAMPBELL
                                                  Treasurer
                  THOMAS P. HUGGINS
                  Vice President and              ALAN R. DYNNER
                  Co-Portfolio Manager            Secretary

                 INVESTMENT ADVISER OF FLOATING RATE PORTFOLIO
                        BOSTON MANAGEMENT AND RESEARCH
                           The Eaton Vance Building
                               255 State Street
                               Boston, MA 02109

          ADMINISTRATOR OF EATON VANCE FLOATING-RATE HIGH INCOME FUND
                            EATON VANCE MANAGEMENT
                           The Eaton Vance Building
                               255 State Street
                               Boston, MA 02109

                             PRINCIPAL UNDERWRITER
                        EATON VANCE DISTRIBUTORS, INC.
                           The Eaton Vance Building
                               255 State Street
                               Boston, MA 02109
                                (617) 482-8260

                                   CUSTODIAN
                        INVESTORS BANK & Trust Company
                             200 Clarendon Street
                               Boston, MA 02116

                                TRANSFER AGENT
                                   PFPC INC.
                            Attn: Eaton Vance Funds
                                 P.O. Box 9653
                           Providence, RI 02940-9653
                                (800) 262-1122



                  EATON VANCE FLOATING-RATE HIGH INCOME FUND
                           THE EATON VANCE BUILDING
                               255 STATE STREET
                               BOSTON, MA 02109

-------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 800-225-6265.
-------------------------------------------------------------------------------

811-6/04                                                                 FRHSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)     Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)  Treasurer's Section 302 certification.
(a)(2)(ii) President's Section 302 certification.
(b)        Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUTUAL FUNDS TRUST ON BEHALF OF EATON VANCE
FLOATING-RATE HIGH INCOME FUND

By: /S/ Thomas E. Faust Jr.
        -----------------------
        Thomas E. Faust Jr.
        President

Date:    June 14, 2004
         -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /S/  James L. O'Connor
        -----------------------
         James L. O'Connor
         Treasurer

Date:    June 14, 2004
         -------------

By: /S/ Thomas E. Faust Jr.
        -----------------------
         Thomas E. Faust Jr.
         President

Date:    June 14, 2004
         -------------